SIGNED
                                                 SEC. File Nos. 33-19514
                                                                811-5446

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    FORM N-1A
                              Registration Statement
                                      Under
                            the Securities Act of 1933
                           Post-Effective Amendment No. 17

                                      and

                             Registration Statement
                                     Under
                         The Investment Company Act of 1940
                                 Amendment No. 18

                        INTERMEDIATE BOND FUND OF AMERICA
                (Exact Name of Registrant as specified in charter)
                              333 South Hope Street
                          Los Angeles, California 90071
                      (Address of principal executive offices)

                Registrant's telephone number, including area code:
                                  (213) 486-9200

                          JULIE F. WILLIAMS, Secretary
                        INTERMEDIATE BOND FUND OF AMERICA
                               333 South Hope Street
                            Los Angeles, California 90071
                        (name and address of agent for service)

                                      Copies to:
                                ROBERT E. CARLSON, ESQ.
                         PAUL, HASTINGS, JANOFSKY & WALKER LLP
                                 555 S. Flower Street
                              Los Angeles, CA 90071-2371
                              (Counsel for the Registrant)

                 Approximate date of proposed public offering:
It is proposed that this filing will become effective on November 1, 1999, pursuant to paragraph (b) of rule 485.

                     Intermediate Bond Fund of America/(R)/

                                   Prospectus

                                NOVEMBER 1, 1999



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS
 PROSPECTUS IS ACCURATE OR COMPLETE.      ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 ---------------------------------------------------------
 INTERMEDIATE BOND FUND OF AMERICA

 333 South Hope Street Los Angeles, California 90071

 TICKER SYMBOL: AIBAX  NEWSPAPER ABBREV: IntBd   FUND NO:  23



 TABLE OF CONTENTS
 -------------------------------------------------------
  Risk/Return Summary                               2
 -------------------------------------------------------
  Fees and Expenses of the Fund                     5
 -------------------------------------------------------
  Investment Objective, Strategies and Risks        7
 -------------------------------------------------------
  Year 2000                                        10
 -------------------------------------------------------
  Management and Organization                      10
 -------------------------------------------------------
  Shareholder Information                          12
 -------------------------------------------------------
  Purchase and Exchange of Shares                  13
 -------------------------------------------------------
  Distribution Arrangements                        18
 -------------------------------------------------------
  Financial Highlights                             19
 -------------------------------------------------------
  Appendix                                         20
 -------------------------------------------------------

  23-010-1199/RRD
                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 RISK/RETURN SUMMARY

 The fund seeks to provide you with current income while preserving your investment by maintaining a portfolio having an average effective maturity of no more than five years and consisting of debt securities with quality ratings of A or better.

 The fund is designed for investors seeking income and more price stability than stocks and longer-term bonds, and capital preservation over the long term. An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to economic, political or social events in the U.S. or abroad. The values of debt securities may be affected by changing interest rates and credit risk assessments.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 INVESTMENT RESULTS

 The following information illustrates how the fund's results fluctuate. Past results are not an indication of future results.


  Here are the fund's results calculated without a sales charge on a calendar year basis. (If a sales charge were included, results would be lower.)

[bar chart]
1989  10.02
1990  7.92
1991  14.30
1992  6.35
1993  9.12
1994  -2.99
1995  13.86
1996   4.15
1997   7.01
1998   6.71
[end bar chart]

  The fund's year-to-date return for the nine months ended September 30, 1999 was 0.76%.
 ------------------------------------------------------------------------------




 The fund's highest/lowest quarterly results during this time period were:

 Highest          5.02%   (quarter ended December 31, 1991)
 Lowest           -2.63%  (quarter ended March 31, 1994)

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 For periods ended December 31, 1998:

                                         SALOMON
                   THE FUND WITH     INVESTMENT-GRADE
 AVERAGE ANNUAL    MAXIMUM SALES       MEDIUM TERM
 TOTAL RETURN    CHARGE DEDUCTED/1/      INDEX/2/         CPI/3/
 One Year              1.66%              7.88%            1.61%
 -------------------------------------------------------------------
 Five Years            4.59%              6.84%            2.37%
 -------------------------------------------------------------------
 Ten Years             7.02%              8.77%            3.12%
 -------------------------------------------------------------------
 Lifetime/4/           6.75%              8.34%            3.23%
 -------------------------------------------------------------------


 30-day yield/1/:  5.21%
 (For current yield information, please call American FundsLine/R/ at 1-800-325-3590)

 1 These fund results were calculated according to a formula which requires that the maximum sales charge of 4.75% be deducted and include the reinvestment of dividend and capital gain distributions. Results would be higher if they were calculated at net asset value.

 2 The Salomon Smith Barney Broad Investment-Grade Medium Term Index represents a market capitalization-weighted index that includes U.S. Treasury, Government-sponsored, mortgage, and investment-grade fixed-rate corporate obligations with a maturity of one to ten years. This index is unmanaged and does not reflect sales charges, commissions or expenses.

 3 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

 4 The fund began investment operations on February 19, 1988.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 FEES AND EXPENSES OF THE FUND

 The following describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
 ----------------------------------------------------------------
 Maximum sales charge imposed on purchases               4.75%/1/
 (as a percentage of offering price)
 ----------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends       0%
 ----------------------------------------------------------------
 Maximum deferred sales charge                              0%/2/
 ----------------------------------------------------------------
 Redemption or exchange fees                                0%


 1 Sales charges are reduced or eliminated for larger purchases.

 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following certain purchases made without a sales charge.

 ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from fund assets)
 ------------------------------------------------------------
 Management Fees                                     0.38%/1/
 Service (12b-1) Fees                                0.30%/2/
 Other Expenses                                      0.10%
 Total Annual Fund Operating Expenses                0.78%
 Fee Waiver                                          0.03%
 Net Expenses                                        0.75%


 1 Does not reflect fee waiver. During the year, Capital Research and Management
  Company reduced management fees to reimburse the fund for certain distribution expenses. With the waiver, management fees (as a percentage of average net assets) are 0.35% and total operating expenses are 0.75%.

 /2/ 12b-1 expenses may not exceed 0.30% of the fund's average net assets annually.

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 EXAMPLE

 This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

 The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 One year                                           $  551*
 -----------------------------------------------------------
 Three years                                        $  712*
 -----------------------------------------------------------
 Five years                                         $  888*
 -----------------------------------------------------------
 Ten years                                          $1,395*


 * Does not reflect fee waiver

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 The fund's investment objective is to provide you with current income consistent with its stated maturity and quality standards and preservation of capital. It invests primarily in debt securities which have an average effective maturity of no more than five years and with quality ratings of A or better (by either Standard & Poor's Corporation or Moody's Investors Service, Inc. or unrated but determined to be of equivalent quality), including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund's aggregate portfolio will have an average effective maturity of no longer than five years.

 The values of certain debt securities held by the fund may be affected by changing interest rates, effective maturities and credit ratings. For example, the values of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period an investor in that bond will receive payment of principal.
  For example, as market interest rates decline, issuers may exercise call provisions which acts to shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. The average effective maturity is the market-weighted average (i.e., more weight is given to larger holdings) of all effective maturities in the portfolio.

 A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for the securities in the fund will fluctuate. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the unanticipated principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective, but it also provides greater liquidity to meet redemptions or to make additional investments, and it would reduce the fund's exposure in the event of a market downturn.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
 portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good investment opportunities. Securities may be sold when they no longer represent good values.


 OTHER IMPORTANT INVESTMENT PRACTICES

 In addition to the principal investment strategies described above, the fund has other investment practices that are described here and in the statement of additional information.

 The fund may also invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables, or other providers of credit). The loans underlying these securities are subject to prepayments which can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals. To lessen the effect of failures by individuals to make payments on these loans, the securities may provide guarantees or other types of credit support up to a certain amount.

 ADDITIONAL INVESTMENT RESULTS

 For periods ended December 31, 1998:

 AVERAGE ANNUAL      THE FUND WITH
 TOTAL RETURN      NO SALES CHARGE/1/   LIPPER AVERAGE/2/
 One Year                     6.71%                6.65%
 ---------------------------------------------------------
 Five Years                   5.61%                5.59%
 ---------------------------------------------------------
 Ten Years                    7.54%                7.48%
 ---------------------------------------------------------
 Lifetime/3/                  7.23%                7.16%
 ---------------------------------------------------------


 Distribution rate/4/:  5.76%

 1 These fund results were calculated at net asset value according to a formula that is required for all stock and bond funds and include the reinvestment of dividend and capital gain distributions.

 2 The Lipper Short-Intermediate Investment Grade Debt Average represents funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions, but do not reflect sales charges and commissions.

 3 The fund began investment operations on February 19, 1988.

 4 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 The following chart illustrates the asset mix of the fund's investment portfolio as of the end of the fund's fiscal year, August 31, 1999.

[pie chart]
Federal Agency Mortgage-Backed 23%
U.S. Govt./Agency (Non-Mortgage)  19%
Asset-Backed  17%
Commercial Mortgage-Backed  16%
Corporate Bonds  13%
Other Mortgage-Backed  7%
Govts. (Excluding U.S. Govt.) & Developing Authorities  1%
Taxable Municipal Bonds  1%
Cash & Equivalents  3%
[end pie chart]

 Holdings by Quality Rating                                  PERCENT OF
                                                             NET ASSETS
 See the Appendix for a description of quality categories.
 ------------------------------------------------------------------------
 U.S. Government/Agency (AAA)                                   42.2%
 ------------------------------------------------------------------------
 AAA                                                            35.4
 ------------------------------------------------------------------------
 AA                                                              8.5
 ------------------------------------------------------------------------
 A                                                              10.0
 ------------------------------------------------------------------------
 BBB*                                                            0.5
 ------------------------------------------------------------------------
 Cash and Equivalents                                            3.4

 * Represents bonds whose quality ratings were downgraded while held by the fund.



 Average effective maturity of the fund's portfolio = 4.41 years.

 Because the fund is actively managed, its holdings will change from time to time.

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------

 YEAR 2000

 The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the fund and its shareholders. However, the fund understands that its key service providers - including the investment adviser and its affiliates - are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the fund invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The fund and its investment adviser will continue to monitor developments relating to this issue.

 ---------------------------------------------------------
 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses of the Fund."

 Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for Intermediate Bond Fund of America are listed below.


                                                                                     APPROXIMATE YEARS OF EXPERIENCE
                                                           YEARS OF EXPERIENCE        AS AN INVESTMENT PROFESSIONAL
                                                         AS PORTFOLIO COUNSELOR      (INCLUDNG THE LAST FIVE YEARS)
           PORTFOLIO                                   (AND RESEARCH PROFESSIONAL,  -----------------------------------
         COUNSELORS FOR                                    IF APPLICABLE) FOR         WITH CAPITAL
          INTERMEDIATE                                   INTERMEDIATE BOND FUND       RESEARCH AND
           BOND FUND                                           OF AMERICA              MANAGEMENT
           OF AMERICA          PRIMARY TITLE(S)               (APPROXIMATE)              COMPANY
                                                                                      OR AFFILIATES      TOTAL YEARS
         --------------------------------------------------------------------------------------------------------------

         JOHN H.         President of the fund. Vice   8 years                      16 years           17 years
         SMET            President, Capital Research
                         and Management Company
         --------------------------------------------------------------------------------------------------------------
         THOMAS H.       Vice President - Investment   3 years                      10 years           13 years
         HOGH            Management Group, Capital
                         Research and Management
                         Company
         --------------------------------------------------------------------------------------------------------------
         JOHN W.         Executive Vice President,     8 years                      11 years           11 years
         RESSNER         Capital Research Company*

         * Company affiliated with Capital Research and Management Company.
--------------------------------------------------------------------------------------------------------------------------

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                    Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773

 A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

 You may invest in the fund through various retirement plans. However, some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact your plan administrator/ trustee or dealer.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE

 Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

 EXCHANGE

 You may exchange your shares into other funds in The American Funds Group generally without a sales charge. Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.


 INVESTMENT MINIMUMS
 To establish an account                                       $1,000
   For a retirement plan account                               $  250
   For a retirement plan account through payroll deduction     $   25
 To add to an account                                          $   50
   For a retirement plan account through payroll deduction     $   25


 SHARE PRICE

 The fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 Your shares will be purchased at the offering price, or sold at the net asset value, next determined after American Funds Service Company receives and accepts your request. The offering price is the net asset value plus a sales charge, if applicable.

 SALES CHARGE

 A sales charge may apply to your purchase. Your sales charge may be reduced for larger purchases as indicated below.

                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $25,000                4.75%            4.99%            4.00%
 ------------------------------------------------------------------------------
 $25,000 but less than            4.50%            4.71%            3.75%
 $50,000
 ------------------------------------------------------------------------------
 $50,000 but less than            4.00%            4.17%            3.25%
 $100,000
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than $1
 million                          2.00%            2.04%            1.60%
 ------------------------------------------------------------------------------
 $1 million or more and certain other
 investments described below           see below  see below   see below



 PURCHASES NOT SUBJECT TO SALES CHARGE

 Investments of $1 million or more are sold with no initial sales charge. HOWEVER A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made by retirement plans, endowments or foundations with $50 million or more in assets may also be made with no sales charge and are not subject to a contingent deferred sales charge. The fund may pay a dealer concession of up to 1% under its Plan of Distribution on investments made with no initial sales charge.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 REDUCING YOUR SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your sales charge. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below and in the statement of additional information and "Welcome to the Family."

 AGGREGATING ACCOUNTS

 To receive a reduced sales charge, investments made by you and your immediate family (see above) may be aggregated if made for their own account(s) and/or:

  - trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

  -  solely controlled business accounts

  -  single-participant retirement plans

 Other types of accounts may also be aggregated. You should check with your financial adviser or consult the statement of additional information or "Welcome to the Family" for more information.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of two or more American Funds, except direct purchases of money market funds, to qualify for a reduced sales charge.


 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing holdings in The American Funds Group, as well as individual holdings in various American Legacy products, to determine your sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You may establish a Statement of Intention (SOI) that allows you to combine the purchases you intend to make over a 13-month period in any non-money market fund or individual American Legacy product. At your request purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. An SOI allows you to take immediate advantage of the maximum quantity discount available. A portion of your account may be held in

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
 escrow to cover additional sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

 PLAN OF DISTRIBUTION

 The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. Up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. The 12b-1 fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying higher initial sales charges.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

  -  Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

  -  Requests must be signed by the registered shareholder(s).

  -  A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

  - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

  TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

  - Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

  -  Checks must be made payable to the registered shareholder.

  - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE, OR AMERICAN      FUNDSLINE
 ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 DISTRIBUTION ARRANGEMENTS

 DIVIDENDS AND DISTRIBUTIONS

 The fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month.
  Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash.

 TAX CONSEQUENCES

 As with any investment, your investment in the fund could have tax consequences. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation or entitled to tax deferral.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of long-term capital gains are taxable to you as capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.


 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see the statement of additional information, the "Welcome to the Family" guide, and your tax adviser for further information.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 FINANCIAL HIGHLIGHTS

 The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, are included in the statement of additional information, which is available upon request.


                                                YEARS ENDED AUGUST 31
                                       ------------------------------------------
                             1999          1998          1997          1996           1995
                         ----------------------------------------------------------------------
 Net Asset Value,           13.56        $13.42        $13.26        $13.52         $13.38
 Beginning of Year
 ----------------------------------------------------------------------------------------------
 Income From Investment
 Operations:
 Net investment income        .76           .83           .86           .88            .93
 Net gains or losses on
 securities (both
 realized and                (.55)          .17           .15          (.27)           .13
 unrealized)
 ----------------------------------------------------------------------------------------------
 Total from investment        .21          1.00          1.01           .61           1.06
 operations
 ----------------------------------------------------------------------------------------------
 Less Distributions:
 Dividends (from net         (.76)         (.86)         (.85)         (.87)          (.92)
 investment income)
 ----------------------------------------------------------------------------------------------
 Net Asset Value,          $13.01        $13.56        $13.42        $13.26         $13.52
 End of Year
 ----------------------------------------------------------------------------------------------
 Total Return/1/            1.54%         7.68%         7.83%         4.63%          8.33%
 ----------------------------------------------------------------------------------------------
 Ratios/Supplemental
 Data:
 Net assets, end of        $1,535        $1,459        $1,338        $1,429         $1,501
 year (in millions)
 ----------------------------------------------------------------------------------------------
 Ratio of expenses to      .75%/2/       .76%/2/         .82%          .80%           .78%
 average net assets
 ----------------------------------------------------------------------------------------------
 Ratio of net income        5.69%         6.09%         6.40%         6.53%          6.96%
 to average net assets
 ----------------------------------------------------------------------------------------------
 Portfolio turnover
 rate                      70.19%        79.19%        41.55%        48.25%         71.91%
 1 Excludes maximum sales charge of 4.75%.

 2 Had Capital Research and Management Company not waived management services fees, the fund's expense ratio would have been 0.79% and 0.78% for the fiscal years ended August 31, 1998 and 1999, respectively.

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 APPENDIX

 Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities in categories ranging from "Aaa" to "C," according to quality as described below.

 "Aaa--Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such shares."

 "Aa--High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

 "A--Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

 "Baa--Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

 "Ba--Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

 "B--Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

 "Caa--Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

 "Ca--Speculative in a high degree; often in default or having other marked shortcomings."

 "C--Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 Moody's supplies numerical indicators, 1, 2 and 3 to rating categories. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of that generic category.

 Standard & Poor's Corporation rates the long-term debt securities issued by various entities in categories ranging from "AAA" to "D," according to quality as described below.

 "AAA--Highest rating. Capacity to pay interest and repay principal is extremely strong."

 "AA--High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree."

 "A--Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

 "BBB--Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

 "BB, B, CCC, CC, C--Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

 "C1--Reserved for income bonds on which interest is being paid."

 "D--In default and payment of interest and/or repayment of principal is in arrears."

 Standard & Poor's applies indicators "+", no character and "-" to its rating categories. The indicators show relative standing within the major rating categories.

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 FOR SHAREHOLDER       FOR RETIREMENT PLAN          FOR DEALER
 SERVICES              SERVICES                     SERVICES
 American Funds        Call your employer or        American Funds
 Service Company       plan administrator           Distributors
 800/421-0180                                       800/421-9900 ext. 11





                      FOR 24-HOUR INFORMATION
        American FundsLine(R)  American FundsLine OnLine(R)
        800/325-3590           http://www.americanfunds.com


 Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

 ---------------------------------------------------------
 MULTIPLE TRANSLATIONS

 This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ---------------------------------------------------------
 OTHER FUND INFORMATION

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

 Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI)

 Contains more detailed information on all aspects of the fund, including the fund's financial statements.

 CODE OF ETHICS

 Includes a description of the fund's personal investing policy.

 The fund's code of ethics and current SAI has been filed with the Securities and Exchange Commission ("SEC"). The SAI is incorporated by reference into this prospectus. These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

 To request a free copy of any of the documents above:


 Call American Funds         Write to the Secretary of the fund
 Service Company       or    333 South Hope Street Los Angeles,
 800/421-0180 ext. 1         California 90071


 Investment Company File No. 811-5446
                                                       Printed on recycled paper

THE FUND PROVIDES SPANISH TRANSLATIONS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS FOR THE FUND.

/s/ Julie F. Williams
    Julie F. Williams
    Secretary

                     Intermediate Bond Fund of America/(R)/

                                   Prospectus

                                NOVEMBER 1, 1999



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS
 PROSPECTUS IS ACCURATE OR COMPLETE.      ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 ---------------------------------------------------------
 INTERMEDIATE BOND FUND OF AMERICA

 333 South Hope Street Los Angeles, California 90071

 TICKER SYMBOL: AIBAX  NEWSPAPER ABBREV: IntBd   FUND NO:  23



 TABLE OF CONTENTS
 -------------------------------------------------------
  Risk/Return Summary                               2
 -------------------------------------------------------
  Fees and Expenses of the Fund                     5
 -------------------------------------------------------
  Investment Objective, Strategies and Risks        7
 -------------------------------------------------------
  Year 2000                                        10
 -------------------------------------------------------
  Management and Organization                      10
 -------------------------------------------------------
  Shareholder Information                          12
 -------------------------------------------------------
  Purchase and Exchange of Shares                  13
 -------------------------------------------------------
  Distribution Arrangements                        18
 -------------------------------------------------------
  Financial Highlights                             19
 -------------------------------------------------------
  Appendix                                         20
 -------------------------------------------------------

  23-010-1199/RRD
                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 RISK/RETURN SUMMARY

 The fund seeks to provide you with current income while preserving your investment by maintaining a portfolio having an average effective maturity of no more than five years and consisting of debt securities with quality ratings of A or better.

 The fund is designed for investors seeking income and more price stability than stocks and longer-term bonds, and capital preservation over the long term. An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to economic, political or social events in the U.S. or abroad. The values of debt securities may be affected by changing interest rates and credit risk assessments.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 INVESTMENT RESULTS

 The following information illustrates how the fund's results fluctuate. Past results are not an indication of future results.


  Here are the fund's results calculated without a sales charge on a calendar year basis. (If a sales charge were included, results would be lower.)

[bar chart]
1989  10.02
1990  7.92
1991  14.30
1992  6.35
1993  9.12
1994  -2.99
1995  13.86
1996   4.15
1997   7.01
1998   6.71
[end bar chart]

  The fund's year-to-date return for the nine months ended September 30, 1999 was 0.76%.
 ------------------------------------------------------------------------------




 The fund's highest/lowest quarterly results during this time period were:

 Highest          5.02%   (quarter ended December 31, 1991)
 Lowest           -2.63%  (quarter ended March 31, 1994)

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 For periods ended December 31, 1998:

                                         SALOMON
                   THE FUND WITH     INVESTMENT-GRADE
 AVERAGE ANNUAL    MAXIMUM SALES       MEDIUM TERM
 TOTAL RETURN    CHARGE DEDUCTED/1/      INDEX/2/         CPI/3/
 One Year              1.66%              7.88%            1.61%
 -------------------------------------------------------------------
 Five Years            4.59%              6.84%            2.37%
 -------------------------------------------------------------------
 Ten Years             7.02%              8.77%            3.12%
 -------------------------------------------------------------------
 Lifetime/4/           6.75%              8.34%            3.23%
 -------------------------------------------------------------------


 30-day yield/1/:  5.21%
 (For current yield information, please call American FundsLine/R/ at 1-800-325-3590)

 1 These fund results were calculated according to a formula which requires that the maximum sales charge of 4.75% be deducted and include the reinvestment of dividend and capital gain distributions. Results would be higher if they were calculated at net asset value.

 2 The Salomon Smith Barney Broad Investment-Grade Medium Term Index represents a market capitalization-weighted index that includes U.S. Treasury, Government-sponsored, mortgage, and investment-grade fixed-rate corporate obligations with a maturity of one to ten years. This index is unmanaged and does not reflect sales charges, commissions or expenses.

 3 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

 4 The fund began investment operations on February 19, 1988.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 FEES AND EXPENSES OF THE FUND

 The following describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
 ----------------------------------------------------------------
 Maximum sales charge imposed on purchases               4.75%/1/
 (as a percentage of offering price)
 ----------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends       0%
 ----------------------------------------------------------------
 Maximum deferred sales charge                              0%/2/
 ----------------------------------------------------------------
 Redemption or exchange fees                                0%


 1 Sales charges are reduced or eliminated for larger purchases.

 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following certain purchases made without a sales charge.

 ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from fund assets)
 ------------------------------------------------------------
 Management Fees                                     0.38%/1/
 Service (12b-1) Fees                                0.30%/2/
 Other Expenses                                      0.10%
 Total Annual Fund Operating Expenses                0.78%
 Fee Waiver                                          0.03%
 Net Expenses                                        0.75%


 1 Does not reflect fee waiver. During the year, Capital Research and Management
  Company reduced management fees to reimburse the fund for certain distribution expenses. With the waiver, management fees (as a percentage of average net assets) are 0.35% and total operating expenses are 0.75%.

 /2/ 12b-1 expenses may not exceed 0.30% of the fund's average net assets annually.

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 EXAMPLE

 This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

 The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 One year                                           $  551*
 -----------------------------------------------------------
 Three years                                        $  712*
 -----------------------------------------------------------
 Five years                                         $  888*
 -----------------------------------------------------------
 Ten years                                          $1,395*


 * Does not reflect fee waiver

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 The fund's investment objective is to provide you with current income consistent with its stated maturity and quality standards and preservation of capital. It invests primarily in debt securities which have an average effective maturity of no more than five years and with quality ratings of A or better (by either Standard & Poor's Corporation or Moody's Investors Service, Inc. or unrated but determined to be of equivalent quality), including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund's aggregate portfolio will have an average effective maturity of no longer than five years.

 The values of certain debt securities held by the fund may be affected by changing interest rates, effective maturities and credit ratings. For example, the values of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period an investor in that bond will receive payment of principal.
  For example, as market interest rates decline, issuers may exercise call provisions which acts to shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. The average effective maturity is the market-weighted average (i.e., more weight is given to larger holdings) of all effective maturities in the portfolio.

 A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for the securities in the fund will fluctuate. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the unanticipated principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective, but it also provides greater liquidity to meet redemptions or to make additional investments, and it would reduce the fund's exposure in the event of a market downturn.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
 portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good investment opportunities. Securities may be sold when they no longer represent good values.


 OTHER IMPORTANT INVESTMENT PRACTICES

 In addition to the principal investment strategies described above, the fund has other investment practices that are described here and in the statement of additional information.

 The fund may also invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables, or other providers of credit). The loans underlying these securities are subject to prepayments which can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals. To lessen the effect of failures by individuals to make payments on these loans, the securities may provide guarantees or other types of credit support up to a certain amount.

 ADDITIONAL INVESTMENT RESULTS

 For periods ended December 31, 1998:

 AVERAGE ANNUAL      THE FUND WITH
 TOTAL RETURN      NO SALES CHARGE/1/   LIPPER AVERAGE/2/
 One Year                     6.71%                6.65%
 ---------------------------------------------------------
 Five Years                   5.61%                5.59%
 ---------------------------------------------------------
 Ten Years                    7.54%                7.48%
 ---------------------------------------------------------
 Lifetime/3/                  7.23%                7.16%
 ---------------------------------------------------------


 Distribution rate/4/:  5.76%

 1 These fund results were calculated at net asset value according to a formula that is required for all stock and bond funds and include the reinvestment of dividend and capital gain distributions.

 2 The Lipper Short-Intermediate Investment Grade Debt Average represents funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions, but do not reflect sales charges and commissions.

 3 The fund began investment operations on February 19, 1988.

 4 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 The following chart illustrates the asset mix of the fund's investment portfolio as of the end of the fund's fiscal year, August 31, 1999.

[pie chart]
Federal Agency Mortgage-Backed 23%
U.S. Govt./Agency (Non-Mortgage)  19%
Asset-Backed  17%
Commercial Mortgage-Backed  16%
Corporate Bonds  13%
Other Mortgage-Backed  7%
Govts. (Excluding U.S. Govt.) & Developing Authorities  1%
Taxable Municipal Bonds  1%
Cash & Equivalents  3%
[end pie chart]

 Holdings by Quality Rating                                  PERCENT OF
                                                             NET ASSETS
 See the Appendix for a description of quality categories.
 ------------------------------------------------------------------------
 U.S. Government/Agency (AAA)                                   42.2%
 ------------------------------------------------------------------------
 AAA                                                            35.4
 ------------------------------------------------------------------------
 AA                                                              8.5
 ------------------------------------------------------------------------
 A                                                              10.0
 ------------------------------------------------------------------------
 BBB*                                                            0.5
 ------------------------------------------------------------------------
 Cash and Equivalents                                            3.4

 * Represents bonds whose quality ratings were downgraded while held by the fund.



 Average effective maturity of the fund's portfolio = 4.41 years.

 Because the fund is actively managed, its holdings will change from time to time.

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 YEAR 2000

 The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the fund and its shareholders. However, the fund understands that its key service providers - including the investment adviser and its affiliates - are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the fund invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The fund and its investment adviser will continue to monitor developments relating to this issue.

 ---------------------------------------------------------
 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses of the Fund."

 Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for Intermediate Bond Fund of America are listed below.


                                                                                     APPROXIMATE YEARS OF EXPERIENCE
                                                           YEARS OF EXPERIENCE        AS AN INVESTMENT PROFESSIONAL
                                                         AS PORTFOLIO COUNSELOR      (INCLUDNG THE LAST FIVE YEARS)
           PORTFOLIO                                   (AND RESEARCH PROFESSIONAL,  -----------------------------------
         COUNSELORS FOR                                    IF APPLICABLE) FOR         WITH CAPITAL
          INTERMEDIATE                                   INTERMEDIATE BOND FUND       RESEARCH AND
           BOND FUND                                           OF AMERICA              MANAGEMENT
           OF AMERICA          PRIMARY TITLE(S)               (APPROXIMATE)              COMPANY
                                                                                      OR AFFILIATES      TOTAL YEARS
         --------------------------------------------------------------------------------------------------------------

         JOHN H.         President of the fund. Vice   8 years                      16 years           17 years
         SMET            President, Capital Research
                         and Management Company
         --------------------------------------------------------------------------------------------------------------
         THOMAS H.       Vice President - Investment   3 years                      10 years           13 years
         HOGH            Management Group, Capital
                         Research and Management
                         Company
         --------------------------------------------------------------------------------------------------------------
         JOHN W.         Executive Vice President,     8 years                      11 years           11 years
         RESSNER         Capital Research Company*

         * Company affiliated with Capital Research and Management Company.
--------------------------------------------------------------------------------------------------------------------------

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                    Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773

 A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

 You may invest in the fund through various retirement plans. However, some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact your plan administrator/ trustee or dealer.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE

 Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

 EXCHANGE

 You may exchange your shares into other funds in The American Funds Group generally without a sales charge. Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.


 INVESTMENT MINIMUMS
 To establish an account                                       $1,000
   For a retirement plan account                               $  250
   For a retirement plan account through payroll deduction     $   25
 To add to an account                                          $   50
   For a retirement plan account through payroll deduction     $   25


 SHARE PRICE

 The fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 Your shares will be purchased at the offering price, or sold at the net asset value, next determined after American Funds Service Company receives and accepts your request. The offering price is the net asset value plus a sales charge, if applicable.

 SALES CHARGE

 A sales charge may apply to your purchase. Your sales charge may be reduced for larger purchases as indicated below.

                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $25,000                4.75%            4.99%            4.00%
 ------------------------------------------------------------------------------
 $25,000 but less than            4.50%            4.71%            3.75%
 $50,000
 ------------------------------------------------------------------------------
 $50,000 but less than            4.00%            4.17%            3.25%
 $100,000
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than $1
 million                          2.00%            2.04%            1.60%
 ------------------------------------------------------------------------------
 $1 million or more and certain other
 investments described below           see below  see below   see below



 PURCHASES NOT SUBJECT TO SALES CHARGE

 Investments of $1 million or more are sold with no initial sales charge. HOWEVER A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made by retirement plans, endowments or foundations with $50 million or more in assets may also be made with no sales charge and are not subject to a contingent deferred sales charge. The fund may pay a dealer concession of up to 1% under its Plan of Distribution on investments made with no initial sales charge.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 REDUCING YOUR SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your sales charge. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below and in the statement of additional information and "Welcome to the Family."

 AGGREGATING ACCOUNTS

 To receive a reduced sales charge, investments made by you and your immediate family (see above) may be aggregated if made for their own account(s) and/or:

  - trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

  -  solely controlled business accounts

  -  single-participant retirement plans

 Other types of accounts may also be aggregated. You should check with your financial adviser or consult the statement of additional information or "Welcome to the Family" for more information.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of two or more American Funds, except direct purchases of money market funds, to qualify for a reduced sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing holdings in The American Funds Group, as well as individual holdings in various American Legacy products, to determine your sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You may establish a Statement of Intention (SOI) that allows you to combine the purchases you intend to make over a 13-month period in any non-money market fund or individual American Legacy product. At your request purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. An SOI allows you to take immediate advantage of the maximum quantity discount available. A portion of your account may be held in

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
 escrow to cover additional sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

 PLAN OF DISTRIBUTION

 The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. Up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. The 12b-1 fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying higher initial sales charges.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

  -  Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

  -  Requests must be signed by the registered shareholder(s).

  -  A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

  - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

  TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

  - Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

  -  Checks must be made payable to the registered shareholder.

  - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE, OR AMERICAN      FUNDSLINE
 ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 DISTRIBUTION ARRANGEMENTS

 DIVIDENDS AND DISTRIBUTIONS

 The fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month.
  Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash.

 TAX CONSEQUENCES

 As with any investment, your investment in the fund could have tax consequences. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation or entitled to tax deferral.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of long-term capital gains are taxable to you as capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see the statement of additional information, the "Welcome to the Family" guide, and your tax adviser for further information.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 FINANCIAL HIGHLIGHTS

 The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, are included in the statement of additional information, which is available upon request.


                                                YEARS ENDED AUGUST 31
                                       ------------------------------------------
                             1999          1998          1997          1996           1995
                         ----------------------------------------------------------------------
 Net Asset Value,           13.56        $13.42        $13.26        $13.52         $13.38
 Beginning of Year
 ----------------------------------------------------------------------------------------------
 Income From Investment
 Operations:
 Net investment income        .76           .83           .86           .88            .93
 Net gains or losses on
 securities (both
 realized and                (.55)          .17           .15          (.27)           .13
 unrealized)
 ----------------------------------------------------------------------------------------------
 Total from investment        .21          1.00          1.01           .61           1.06
 operations
 ----------------------------------------------------------------------------------------------
 Less Distributions:
 Dividends (from net         (.76)         (.86)         (.85)         (.87)          (.92)
 investment income)
 ----------------------------------------------------------------------------------------------
 Net Asset Value,          $13.01        $13.56        $13.42        $13.26         $13.52
 End of Year
 ----------------------------------------------------------------------------------------------
 Total Return/1/            1.54%         7.68%         7.83%         4.63%          8.33%
 ----------------------------------------------------------------------------------------------
 Ratios/Supplemental
 Data:
 Net assets, end of        $1,535        $1,459        $1,338        $1,429         $1,501
 year (in millions)
 ----------------------------------------------------------------------------------------------
 Ratio of expenses to      .75%/2/       .76%/2/         .82%          .80%           .78%
 average net assets
 ----------------------------------------------------------------------------------------------
 Ratio of net income        5.69%         6.09%         6.40%         6.53%          6.96%
 to average net assets
 ----------------------------------------------------------------------------------------------
 Portfolio turnover
 rate                      70.19%        79.19%        41.55%        48.25%         71.91%
 1 Excludes maximum sales charge of 4.75%.

 2 Had Capital Research and Management Company not waived management services fees, the fund's expense ratio would have been 0.79% and 0.78% for the fiscal years ended August 31, 1998 and 1999, respectively.

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 APPENDIX

 Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities in categories ranging from "Aaa" to "C," according to quality as described below.

 "Aaa--Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such shares."

 "Aa--High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

 "A--Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

 "Baa--Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

 "Ba--Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

 "B--Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

 "Caa--Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

 "Ca--Speculative in a high degree; often in default or having other marked shortcomings."

 "C--Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 Moody's supplies numerical indicators, 1, 2 and 3 to rating categories. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of that generic category.

 Standard & Poor's Corporation rates the long-term debt securities issued by various entities in categories ranging from "AAA" to "D," according to quality as described below.

 "AAA--Highest rating. Capacity to pay interest and repay principal is extremely strong."

 "AA--High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree."

 "A--Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

 "BBB--Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

 "BB, B, CCC, CC, C--Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

 "C1--Reserved for income bonds on which interest is being paid."

 "D--In default and payment of interest and/or repayment of principal is in arrears."

 Standard & Poor's applies indicators "+", no character and "-" to its rating categories. The indicators show relative standing within the major rating categories.

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 FOR SHAREHOLDER       FOR RETIREMENT PLAN          FOR DEALER
 SERVICES              SERVICES                     SERVICES
 American Funds        Call your employer or        American Funds
 Service Company       plan administrator           Distributors
 800/421-0180                                       800/421-9900 ext. 11





                      FOR 24-HOUR INFORMATION
        American FundsLine(R)  American FundsLine OnLine(R)
        800/325-3590           http://www.americanfunds.com


 Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

 ---------------------------------------------------------
 MULTIPLE TRANSLATIONS

 This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ---------------------------------------------------------
 OTHER FUND INFORMATION

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

 Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI)

 Contains more detailed information on all aspects of the fund, including the fund's financial statements.

 CODE OF ETHICS

 Includes a description of the fund's personal investing policy.

 The fund's code of ethics and current SAI has been filed with the Securities and Exchange Commission ("SEC"). The SAI is incorporated by reference into this prospectus. These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

 To request a free copy of any of the documents above:


 Call American Funds         Write to the Secretary of the fund
 Service Company       or    333 South Hope Street Los Angeles,
 800/421-0180 ext. 1         California 90071


 Investment Company File No. 811-5446
                                                       Printed on recycled paper

                       INTERMEDIATE BOND FUND OF AMERICA

                                     Part B
                      Statement of Additional Information

                                November 1, 1999

This document is not a prospectus but should be read in conjunction with the current prospectus of Intermediate Bond Fund of America (the "fund" or "IBFA") dated November 1, 1999. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                       Intermediate Bond Fund of America
                              Attention: Secretary
                             333 South Hope Street
                        Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        6
Fund Organization and Voting Rights . . . . . . . . . . . . . . . .        8
Fund Trustees and Officers. . . . . . . . . . . . . . . . . . . . .        9
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       12
Dividends, Distributions and Taxes. . . . . . . . . . . . . . . . .       15
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       19
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       26
Shareholder Account Services and Privileges . . . . . . . . . . . .       27
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       30
General Information . . . . . . . . . . . . . . . . . . . . . . . .       30
Investment Results and Related Statistics . . . . . . . . . . . . .       32
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       37
Financial Statements




                  Intermediate Bond Fund of America -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


DEBT SECURITIES

- The fund will invest at least 65% of its assets in bonds (any debt securities having initial maturities in excess of one year).
- The fund will invest in debt securities rated A or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. or unrated but determined to be of equivalent quality.

MATURITY

-    The fund's average effective maturity will be no longer than five years.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions. The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general their prices decline when interest rates rise and vice versa.


PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by a pool of mortgages or other assets including loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


"Mortgage-backed securities" are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC), and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA, and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed


                  Intermediate Bond Fund of America -- Page 2 securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


"Collateralized mortgage obligations" (CMOs) are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed-through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals, and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.


U.S. GOVERNMENT SECURITIES -- Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Farmers Home Administration, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Tennessee Valley Authority, and Federal Farm Credit Bank System.


                  Intermediate Bond Fund of America -- Page 3

INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities, and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The fund may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.


OTHER SECURITIES -- While the fund may not make direct purchases of common stocks, the fund may purchase convertible securities and debt securities that are issued as a unit together with common stock, or other equity interests, provided that these securities meet the fund's maturity and quality standards at the time of purchase.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements, under which it buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the fund may be delayed or limited.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As the fund's aggregate commitments under these transactions increase the


                  Intermediate Bond Fund of America -- Page 4 opportunity for leverage similarly may increase. The fund will not borrow money to settle these transactions and therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


The fund may also enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction is the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical securities at a later date. The fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement. The fund intends to treat roll transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into roll transactions for financing purposes, it may treat these transactions as not falling within the definition of "borrowing" set forth in Section 2(a)(23) of the Investment Company Act of 1940. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. All such securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures that have been adopted by the fund's board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


INVESTING IN VARIOUS COUNTRIES -- Investing outside the U.S. involves special risks, caused by, among other things: currency controls, fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may only invest in securities of issuers in developing countries to a limited extent.


CASH AND CASH EQUIVALENTS - These securities include (i) commercial paper (short-term notes up to 9 months in maturity issued by corporations or governmental bodies), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and saving bank obligations (e.g., certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. Government, its agencies or instrumentalities that


                  Intermediate Bond Fund of America -- Page 5 mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


VARIABLE AND FLOATING RATE OBLIGATIONS - The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest on which the coupon rates are based. Variable and floating rate obligations permit the fund to "lock in" the current interest rate for only the period until the next scheduled rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.


ADJUSTMENT OF MATURITIES - The Investment Adviser seeks to anticipate movements in interest rates and adjusts the maturity distribution of the portfolio accordingly. Keeping in mind the fund's objective, the Investment Adviser will increase the fund's exposure to this price volatility only when it appears likely to increase current income without undue risk to capital.


The fund may also engage in the following investment practices, although it has no current intention to do so over the next twelve months:


LOANS OF PORTFOLIO SECURITIES -- The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 33 1/3% of the value of its total assets, measured at the time any such loan is made.


                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved.


The fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940


                  Intermediate Bond Fund of America -- Page 6

Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

These restrictions provide that the fund may not:

1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities") if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer;

 2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. Government securities;

 3.  Invest in companies for the purpose of exercising control or management;

 4. Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

 5. Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

 6. Acquire securities subject to contractual restrictions preventing their ready disposition or enter into repurchase agreements or purchase time deposits maturing in more than seven days if, immediately after and as a result, the value of illiquid securities held by the fund would exceed, in the aggregate, 10% of the value of the fund's total assets;

 7. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

 8. Make loans, except that this does not prevent the fund from purchasing marketable debt securities and entering into repurchase agreements or making loans of portfolio securities;

 9. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

10. Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

11. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements, provided that the fund will limit its aggregate borrowings to no more than one-third of its total assets;


                  Intermediate Bond Fund of America -- Page 7

12. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the sale of securities pursuant to a reverse repurchase agreement;

13. Purchase or retain the securities of any issuer, if those individual officers and Trustees of the fund, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

14. Invest in interests in oil, gas, or other mineral exploration or development programs;

15. Invest more than 5% of its total assets in warrants which are unattached to securities;

16.  Write, purchase or sell puts, calls or combinations thereof;

17. Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation.

A further investment policy of the fund, which may be changed by action of the Board of Trustees without shareholder approval, is that the fund will not invest in securities of an issuer if the investment would cause the fund to own more than 10% of the outstanding voting securities of any one issuer. With respect to Investment Restriction #15, investments in warrants, valued at the lower of cost or market, will not exceed 5% of the value of the fund's net assets, with no more than 2% being unlisted on the New York or American Stock Exchanges. (Warrants acquired by the fund in units or attached to securities may be deemed to be without value.)


Notwithstanding Investment Restriction #4, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by the Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission. For purposes of Investment Restriction #6, the fund will not invest more than 15% of its net assets in illiquid securities.


                      FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on December 7, 1987.


All fund operations are supervised by the fund's board of trustees which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Trustees and Trustee Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


                  Intermediate Bond Fund of America -- Page 8

                           FUND TRUSTEES AND OFFICERS

                       Trustees and Trustee Compensation


                                                                                                AGGREGATE
                                                                                               COMPENSATION
                                                                                          (INCLUDING VOLUNTARILY
                                                                                                 DEFERRED
                                                                                             COMPENSATION/1/)
                                                                                              FROM THE FUND
                                 POSITION                                                   DURING FISCAL YEAR
                                   WITH             PRINCIPAL OCCUPATION(S) DURING                ENDED
   NAME, ADDRESS AND AGE        REGISTRANT                   PAST 5 YEARS                    AUGUST 31, 1999
------------------------------------------------------------------------------------------------------------------
 Richard G. Capen, Jr.         Trustee          Corporate Director and author; former             none/3/
 6077 San Elijo, Box 2494                       United States Ambassador to Spain;
 Rancho Santa Fe, CA 92067                      former Vice Chairman of the Board,
 Age: 63                                        Knight-Ridder, Inc., former Chariman
                                                and Publisher, the Miami Herald
------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie         Trustee          Private Investor.  Former President and          $4,100/3/
 P.O. Box 144                                   Chief Executive Officer, The Mission
 Palos Verdes Estates, CA                       Group (non-utility holding company,
 90274                                          subsidiary of Southern California
 Age: 66                                        Edison Company)
------------------------------------------------------------------------------------------------------------------
 + Don R. Conlan               Trustee          President (Retired), The Capital Group            none/4/
 1630 Milan Avenue                              Companies, Inc.
 South Pasadena, CA 91030
 Age: 63
------------------------------------------------------------------------------------------------------------------
 Diane C. Creel                Trustee          CEO and President, The Earth Technology          $4,300/3/
 100 W. Broadway                                Corporation (international consulting
 Suite 5000                                     engineering)
 Long Beach, CA 90802
 Age: 50
------------------------------------------------------------------------------------------------------------------
 Martin Fenton                 Trustee          Chairman, Senior Resource Group                  $4,900/3/
 4660 La Jolla Village                          (management of senior living centers)
 Drive
 Suite 725
 San Diego, CA 92122
 Age: 64
------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller             Trustee          President, Fuller Consulting (financial          $4,100/3/
 4337 Marina City Drive                         management consulting firm)
 Suite 841 ETN
 Marina del Rey, CA 90292
 Age: 53
------------------------------------------------------------------------------------------------------------------
 +* Abner D. Goldstine         Vice Chairman    Senior Vice President and Director,               none/4/
 Age: 69                       and Trustee      Capital Research and Management Company
                                                                                          ------------------------
------------------------------------------------------------------------------------------
 +** Paul G. Haaga, Jr.        Chairman of      Executive Vice President and Director,            none/4/
 Age: 50                       the Board        Capital Research and Management Company
                                                                                          ------------------------
------------------------------------------------------------------------------------------
 Richard G. Newman             Trustee          Chairman, President and CEO, AECOM               $4,500/3/
 3250 Wilshire Boulevard                        Technology Corporation (architectural
 Los Angeles, CA 90010-1599                     engineering)
 Age: 64
------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez              Trustee          Chairman of the Board, The Sanchez                none/3/
 5234 Via San Delarro, #1                       Family Corporation dba McDonald's
 Los Angeles, CA 90022                          Restaurants (McDonald's licensee)
 Age: 55
------------------------------------------------------------------------------------------------------------------
                                   TOTAL COMPENSATION
                                 (INCLUDING VOLUNTARILY
                                        DEFERRED
                                  COMPENSATION/1/) FROM      TOTAL NUMBER
                                  ALL FUNDS MANAGED BY         OF FUND
                                  CAPITAL RESEARCH AND          BOARDS
                                   MANAGEMENT COMPANY          ON WHICH
                              OR ITS AFFILIATES/2/ FOR THE     TRUSTEE
   NAME, ADDRESS AND AGE       YEAR ENDED AUGUST 31, 1999     SERVES/2/
--------------------------------------------------------------------------
 Richard G. Capen, Jr.                  $ 43,700                   8
 6077 San Elijo, Box 2494
 Rancho Santa Fe, CA 92067
 Age: 63
--------------------------------------------------------------------------
 H. Frederick Christie                  $206,600                  19
 P.O. Box 144
 Palos Verdes Estates, CA
 90274
 Age: 66
--------------------------------------------------------------------------
 + Don R. Conlan                         none/4/                  12
 1630 Milan Avenue
 South Pasadena, CA 91030
 Age: 63
--------------------------------------------------------------------------
 Diane C. Creel                         $ 48,000                  12
 100 W. Broadway
 Suite 5000
 Long Beach, CA 90802
 Age: 50
--------------------------------------------------------------------------
 Martin Fenton                          $131,600                  15
 4660 La Jolla Village
 Drive
 Suite 725
 San Diego, CA 92122
 Age: 64
--------------------------------------------------------------------------
 Leonard R. Fuller                      $ 51,600                  12
 4337 Marina City Drive
 Suite 841 ETN
 Marina del Rey, CA 90292
 Age: 53
--------------------------------------------------------------------------
 +* Abner D. Goldstine                   none/4/                  12
 Age: 69
--------------------------------------------------------------------------
 +** Paul G. Haaga, Jr.                  none/4/                  14
 Age: 50
--------------------------------------------------------------------------
 Richard G. Newman                      $107,100                  13
 3250 Wilshire Boulevard
 Los Angeles, CA 90010-1599
 Age: 64
--------------------------------------------------------------------------
 Frank M. Sanchez                       $  4,000                   7
 5234 Via San Delarro, #1
 Los Angeles, CA 90022
 Age: 55
--------------------------------------------------------------------------




                  Intermediate Bond Fund of America -- Page 9

                  Intermediate Bond Fund of America -- Page 10

+ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company or the parent company of the Investment Adviser, The Capital Group Companies, Inc.
* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025
** Address is 333 South Hope Street, Los Angeles, CA 90071
1 Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustees.

2 Capital Research and Management Company manages The American Funds Group consisting of 29 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended ("501(c)(3) organization"); (ii) any trust, the present or future beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) as of fiscal year ended August 31, 1999 for participating Trustees is as follows: H. Frederick Christie ($9,379,), Diane C. Creel ($4,659), Martin Fenton ($15,207), Leonard
  R. Fuller ($9,710) and Richard G. Newman ($35,458). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustees.

4 Don R. Conlan, Abner D. Goldstine, and Paul G. Haaga, Jr. are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.


                  Intermediate Bond Fund of America -- Page 11

                                    OFFICERS


                                POSITION(S)     PRINCIPAL OCCUPATION(S) DURING
   NAME AND ADDRESS     AGE   WITH REGISTRANT            PAST 5 YEARS
-------------------------------------------------------------------------------
John Smet               43   President and PEO  Vice President, Capital
11100 Santa Monica                              Research and Management Company
Blvd.
Los Angeles, CA 90025
-------------------------------------------------------------------------------
Michael J. Downer       44   Vice President     Senior Vice President - Fund
333 South Hope Street                           Business Management Group,
Los Angeles, CA 90071                           Capital Research and Management
                                                Company
-------------------------------------------------------------------------------
Julie F. Williams       51   Secretary          Vice President - Fund Business
333 South Hope Street                           Management Group, Capital
Los Angeles, CA 90071                           Research and Management Company
-------------------------------------------------------------------------------
Anthony W. Hynes, Jr.   36   Treasurer          Vice President - Fund Business
135 South State                                 Management Group, Capital
College Blvd.                                   Research and Management Company
Brea, CA 92821
-------------------------------------------------------------------------------
Kimberly S. Verdick     35   Assistant          Assistant Vice President - Fund
333 South Hope Street        Secretary          Business Management Group,
Los Angeles, CA 90071                           Capital Research and Management
                                                Company
-------------------------------------------------------------------------------
Todd L. Miller          40   Assistant          Assistant Vice President - Fund
135 South State              Treasurer          Business Management Group,
College Blvd.                                   Capital Research and Management
Brea, CA 92821                                  Company
-------------------------------------------------------------------------------



All of the officers listed are officers, and/or directors/trustees of one of more of the other funds for which Capital Research and Management Company serves as Investment Adviser.


No compensation is paid by a fund to any officer or Trustee who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays annual fees of $2,500 to Trustees who are not affiliated with the Investment Adviser, plus $200 for each Board of Trustees meeting attended, plus $200 for each meeting attended as a member of a committee of the Board of Trustees. No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser. As of October 1, 1999 the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The


                  Intermediate Bond Fund of America -- Page 12

Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.


The Investment Adviser is responsible for managing more than $200 billion of stocks, bonds and money market instruments and serves over eight million investors of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until October 24, 2000, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plan of Distribution (described below); legal and auditing expenses; compensation, fees, and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The management fee is based upon the net assets of the fund and monthly gross investment income. For the purpose of such computations under the Agreement, gross investment income means gross income, computed without taking account of gains or losses from sales of capital assets, but including original issue discount as defined for federal income tax purposes. The Internal Revenue Code in general defines original issue discount to mean the difference between the issue price and the stated redemption price at maturity of certain debt obligations. The holder of such indebtedness is in general required to treat as ordinary income the proportionate part of


                  Intermediate Bond Fund of America -- Page 13 the original issue discount attributable to the period during which the holder held the indebtedness.


The management fee is based upon the annual rates of 0.30% on the first $60 million of the fund's average net assets, 0.21% on average net assets in excess of $60 million but not exceeding $1 billion, 0.18% on average net assets in excess of $1 billion but not exceeding $3 billion, 0.16% on average net assets in excess of $3 billion plus 3% of the first $40 million of annual gross income, plus 2.5% of annual gross investment income in excess of $40 million but not exceeding $100 million, plus 2% of annual gross investment income in excess of $100 million. Assuming net assets of $1.5 billion and gross investment income levels of 6%, 7%, 8%, 9% and 10%, management fees would be 0.37%, 0.39%, 0.41%,
0.43% and 0.45%, respectively.


The Agreement provides for a management fee reduction to the extent that the fund's annual ordinary operating expenses exceed 1-1/2% of the first $30 million of the net assets of the fund and 1% of the net assets in excess thereof. Expenses which are not subject to this limitation are interest, taxes, and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.


For the fiscal years ended August 31, 1999, 1998, 1997, the Investment Adviser received advisory fees of $5,863,000, $5,328,000, and $5,535,000, respectively.


PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the Plan), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares during the fiscal year ended August 31, 1999 amounted to $1,880,000 after allowance of $7,634,000 to dealers. During the fiscal years ended 1998 and 1997 the Principal Underwriter retained $1,328,000 and $5,507,000, respectively after an allowance of $5,443,000 and $1,333,000 to dealers, respectively.


As required by rule 12b-1 and the 1940 Act, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Trustees and separately by a majority of the trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The officers and trustees who are "interested persons" of the fund may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not "interested persons" of the fund are committed to the


                  Intermediate Bond Fund of America -- Page 14 discretion of the trustees who are not "interested persons" during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Trustees.


Under the Plan the fund may expend up to 0.30% of its net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made. These include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan, any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees or a community foundation).


Commissions on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, commissions are not recoverable. During the fiscal year ended August 31, 1999, the fund paid or accrued $4,671,000 for compensation to dealers under the Plan. As of August 31, 1999, accrued and unpaid distribution expenses were $722,000.


The Glass-Steagall Act and other applicable laws, among other things, generally prohibit commercial banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer adverse financial consequences as a result of any of these occurrences.


In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income which includes any excess of net realized short-term gains over net realized long-term capital losses. Additional distributions may be made, if necessary. The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If the fund does not distribute the amount of capital gain and/or net investment income required to be distributed by an excise tax provision of the Code, the fund may be subject to that excise tax. In certain circumstances,


                  Intermediate Bond Fund of America -- Page 15 the fund may determine that it is in the interest of shareholders to distribute less than the required amount. In this case, the fund will pay any income or excise taxes due.


Dividends will be reinvested in shares of the fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other American Funds, as provided in the prospectus.


TAXES - The fund intends to elect to be treated as a regulated investment company under Subchapter M of the Code. A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.


Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses, if any. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.


If any net long-term capital gains in excess of net short-term capital losses are retained by a fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and their related tax credit.


Distributions of investment company taxable income are taxable to shareholders as ordinary income.


                  Intermediate Bond Fund of America -- Page 16

Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.


All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder subject to tax on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another American Fund, may result in tax consequences (gain or loss) to the shareholder and must also be reported on the shareholder's federal income tax return.


Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income tax at the level of the fund.


                  Intermediate Bond Fund of America -- Page 17

Shareholders will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


Shareholders of the fund may be subject to state and local taxes on distributions received from the fund and on redemptions of the fund's shares.


Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year fund shareholders will receive a statement of the federal income tax status of all distributions.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on dividend income received by him or her.


Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.


                  Intermediate Bond Fund of America -- Page 18

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Investment         $50 minimum (except where a
                        Minimums and Fund       lower minimum is noted under
                        Numbers "for initial    "Investment Minimums and Fund
                        investment minimums.    Numbers").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made and
                        who has a sales
                        agreement with
                        American Funds
                        Distributors.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open account, then      application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By computer             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open account, then      established the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call800/421-0180 to     Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company a/c#
                        4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------
THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY
PURCHASE ORDER.
-------------------------------------------------------------------------------



                  Intermediate Bond Fund of America -- Page 19

INVESTMENT MINIMUMS AND FUND NUMBERS - Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine/(R)/ (see description below):

                                                                              MINIMUM
                                                                              INITIAL       FUND
 FUND                                                                       INVESTMENT     NUMBER
 ----                                                                       ----------     ------
 STOCK AND STOCK/BOND FUNDS
 AMCAP Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $1,000         02
 American Balanced Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . .        500         11
 American Mutual Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . .        250         03
 Capital Income Builder/(R)/  . . . . . . . . . . . . . . . . . . . . . .      1,000         12
 Capital World Growth and Income Fund/SM/ . . . . . . . . . . . . . . . .      1,000         33
 EuroPacific Growth Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . .        250         16
 Fundamental Investors/SM/  . . . . . . . . . . . . . . . . . . . . . . .        250         10
 The Growth Fund of America/(R)/  . . . . . . . . . . . . . . . . . . . .      1,000         05
 The Income Fund of America/(R)/  . . . . . . . . . . . . . . . . . . . .      1,000         06
 The Investment Company of America/(R)/ . . . . . . . . . . . . . . . . .        250         04
 The New Economy Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . .      1,000         14
 New Perspective Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . .        250         07
 New World Fund/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,000         36
 SMALLCAP World Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . .      1,000         35
 Washington Mutual Investors Fund/SM/ . . . . . . . . . . . . . . . . . .        250         01
 BOND FUNDS
 American High-Income Municipal Bond Fund/(R)/  . . . . . . . . . . . . .      1,000         40
 American High-Income Trust/SM/ . . . . . . . . . . . . . . . . . . . . .      1,000         21
 The Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . . . .      1,000         08
 Capital World Bond Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . .      1,000         31
 Intermediate Bond Fund of America/SM/  . . . . . . . . . . . . . . . . .      1,000         23
 Limited Term Tax-Exempt Bond Fund of America/SM/ . . . . . . . . . . . .      1,000         43
 The Tax-Exempt Bond Fund of America/(R)/ . . . . . . . . . . . . . . . .      1,000         19
 The Tax-Exempt Fund of California/(R)/*  . . . . . . . . . . . . . . . .      1,000         20
 The Tax-Exempt Fund of Maryland/(R)/*  . . . . . . . . . . . . . . . . .      1,000         24
 The Tax-Exempt Fund of Virginia/(R)/*  . . . . . . . . . . . . . . . . .      1,000         25
 U.S. Government Securities Fund/SM/  . . . . . . . . . . . . . . . . . .      1,000         22
 MONEY MARKET FUNDS
 The Cash Management Trust of America/(R)/  . . . . . . . . . . . . . . .      2,500         09
 The Tax-Exempt Money Fund of America/SM/ . . . . . . . . . . . . . . . .      2,500         39
 The U.S. Treasury Money Fund of America/SM/  . . . . . . . . . . . . . .      2,500         49
 ___________
 *Available only in certain states.


For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts (IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25


                  Intermediate Bond Fund of America -- Page 20 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).


SALES CHARGES -- The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)



                                                                    DEALER
                                            SALES CHARGE AS       CONCESSION
                                           PERCENTAGE OF THE:    AS PERCENTAGE
                                           ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                     NET AMOUNT  OFFERING     OFFERING
                                          -INVESTED-   PRICE         PRICE
------------------------------------------ --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $50,000 . . . . . . . . . . .     6.10%      5.75%         5.00%
$50,000 but less than $100,000. .           4.71       4.50          3.75
BOND FUNDS
Less than $25,000 . . . . . . . .           4.99       4.75          4.00
$25,000 but less than $50,000 . .           4.71       4.50          3.75
$50,000 but less than $100,000 . .          4.17       4.00          3.25
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .           3.63       3.50          2.75
$250,000 but less than $500,000 .           2.56       2.50          2.00
$500,000 but less than $1,000,000           2.04       2.00          1.60
$1,000,000 or more . . . . . . . . . .        none     none    (see below)
-----------------------------------------------------------------------------



PURCHASES NOT SUBJECT TO SALES CHARGES - Investment of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made by retirement plans, endowments or foundations with $50 million or more in assets may also be made with no sales charge and are not subject to a contingent deferred sales charge. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution on investments made with no initial sales charge.


                  Intermediate Bond Fund of America -- Page 21

In addition, the stock, stock/bond and bond funds may sell shares at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS - Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $50 million or more: 1.00% on amounts of $1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million.


OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.


REDUCING YOUR SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your


                  Intermediate Bond Fund of America -- Page 22 investment dealer or American Funds Service Company (the "Transfer Agent") know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $50,000 or more made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid by the close of the period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Existing holdings eligible for rights of accumulation (see the account application) and any individual investments in American Legacy products (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period, and any individual investments in American Legacy products are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.


                  Intermediate Bond Fund of America -- Page 23

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts and/or:

     - employee benefit plan(s), such as an IRA, individual-type 403(b) plan, or single-participant Keogh-type plan;

     - business accounts solely controlled by these individuals (for example, the individuals own the entire business);

     - trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     - for a single trust estate or fiduciary account, including an employee benefit plan other than those described above;

     - made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above; or

     - for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

     RIGHTS OF ACCUMULATION - You may take into account the current value of your existing holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy products (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder). Direct purchases of the money market funds are excluded.

PRICE OF SHARES - Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or the Transfer Agent; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In


                  Intermediate Bond Fund of America -- Page 24 the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.


The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. For example, if the Exchange closes at 1:00 p.m. on one day and at 4:00 p.m. on the next, the fund's share price would be determined as of 4:00 p.m. New York time on both days. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity,


                  Intermediate Bond Fund of America -- Page 25 where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Trustees.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent. You may sell (redeem) shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     - Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -    Requests must be signed by the registered shareholder(s)

     -    A signature guarantee is required if the redemption is:

          -  Over $50,000;

          - Made payable to someone other than the registered shareholder(s); or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     - You must include any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/

     - Redemptions by telephone or fax (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $50,000 per shareholder each day.

     -  Checks must be made payable to the registered shareholder(s).

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.


                  Intermediate Bond Fund of America -- Page 26

     MONEY MARKET FUNDS

     - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


CONTINGENT DEFERRED SALES CHARGE - A contingent deferred sales charge of 1% applies to certain redemptions from funds other than the money market funds made within twelve months of purchase on investments of $1 million or more (other than redemptions by employer-sponsored retirement plans). The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 591/2; for tax-free returns of excess contributions to IRAs; and for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments into the American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or


                  Intermediate Bond Fund of America -- Page 27 around the date you specified. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.


You may exchange shares by writing to the Transfer Agent (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


                  Intermediate Bond Fund of America -- Page 28

AUTOMATIC EXCHANGES - You may automatically exchange shares in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day of each month you designate. You must either (a) meet the minimum initial investment requirement for the receiving fund OR (b) the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.


AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Shareholder Account Services and Privileges - Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or computer (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.


                  Intermediate Bond Fund of America -- Page 29

REDEMPTION OF SHARES - The fund's declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder owns of record shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Dealer concessions paid on underwriting transactions for the fiscal years ended August 31, 1999, 1998 and 1997, amounted to $1,558,000, $1,197,000 and $827,000, respectively.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S.
banks or foreign branches of U.S. banks.

TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $961,000 for the fiscal year ended August 31, 1999.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, 1000 Wilshire Boulevard, 15th Floor, Los Angeles, CA 90017, serves as the fund's independent auditors providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent accountants is reviewed and determined annually by the Board of Trustees.


                  Intermediate Bond Fund of America -- Page 30

REPORTS TO SHAREHOLDERS - The fund's fiscal year ends on August 31. Shareholders are provided at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of shareholder reports. To receive additional copies of a report, shareholders should contact the Transfer Agent.

YEAR 2000 - The fund and its shareholders depend on the proper functioning of computer systems maintained by the Investment Adviser and its affiliates and other key service providers. Many computer systems in use today will require reprogramming or replacement prior to the year 2000 because of the way they store dates and make date-related calculations. The fund understands that these service providers are taking steps to address the Year 2000 problem. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the fund. In addition, the fund's investments could be adversely affected by the Year 2000 problem. For example, the markets for securities in which the fund invests could experience settlement problems and liquidity issues. Corporate and governmental data processing errors may cause losses for individual companies and overall economic uncertainties. Earnings of individual issuers are likely to be affected by the costs of addressing the problem, which may be substantial and may be reported inconsistently.

PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments. The personal investing policy is consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts where the fund was organized and California where the fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the fund or Trustees. The
Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of the fund and also provides for the fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.




                  Intermediate Bond Fund of America -- Page 31

Under the Declaration of Trust, the Trustees, officers, employees or agents of the fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
              MAXIMUM OFFERING PRICE PER SHARE -- AUGUST 31, 1999

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $13.01
Maximum offering price per share
  (100/95.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $13.66



                   INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield is 5.21% based on a 30-day (or one month) period ended August 31, 1999, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


     YIELD = 2[( a-b/cd + 1)/6/ -1]

     Where:  a  = dividends and interest earned during the period.

             b  = expenses accrued for the period (net of reimbursements).

             c  = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d  = the maximum offering price per share on the last day of the period.

The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


The fund's one year total return and average annual total return for the five- and ten-year periods ended August 31, 1999 were -3.31%, 4.94% and 6.31%, respectively. The fund's average annual total return at net asset value for the one-, five- and ten-year periods ended on August 31, 1999 were 1.54%, 5.97% and 6.83, respectively.


In calculating average annual total return, the fund assumes: (1) deduction of the maximum sales load of 4.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions


                  Intermediate Bond Fund of America -- Page 32 at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, and fuels, transportation, and other goods and services that people buy for day-to-day living).


The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


The investment results for the fund set forth below were calculated as described in the fund's prospectus. The fund's results will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses of the fund, so that any investment results reported by the fund should not be considered representative of what an investment in the fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing the fund's investment results with those published for other mutual funds, other investment vehicles and unmanaged indices. The fund's results also should be considered relative to the risks associated with the fund's investment objective and policies.


                  Intermediate Bond Fund of America -- Page 33

Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.


EXPERIENCE OF INVESTMENT ADVISER - The Investment Adviser manages nine growth and growth-income funds that are at least 10 years old. In the rolling 10-year periods since January 1, 1969 (138 in all), those funds have had better total returns than their comparable Lipper indexes and 128 of 138 periods.



                       IF YOU ARE CONSIDERING IBFA FOR AN
  INDIVIDUAL RETIREMENT ACCOUNT HERE ARE THE BENEFITS OF SYSTEMATIC INVESTING:


Here's how much you would have if you had invested $2,000 a year on September 1 of each year in IBFA over the past 3, 5 and 10 years:

         2 years                    4 years                     Lifetime
    (9/1/97-8/31/99)           (9/1/95-8/31/99)            (2/19/88-8/31/99)
----------------------------------------------------------------------------------
         $4,017                     $8,613                      $34,737
----------------------------------------------------------------------------------



                  Intermediate Bond Fund of America -- Page 34

           SEE THE DIFFERENCE TIME CAN MAKE IN AN INVESTMENT PROGRAM

                                                     . . . AND HAD TAKEN
                                                      ALL DIVIDENDS AND
                                                        CAPITAL GAIN
                                                        DISTRIBUTIONS
                                                       IN SHARES, YOUR
        IF YOU HAD                                    INVESTMENT WOULD
     INVESTED $10,000                                  HAVE BEEN WORTH
    IN IBFA THIS MANY                                   THIS MUCH AT
     YEARS AGO . . .                                   AUGUST 31, 1999


          NUMBER                 PERIODS
         OF YEARS               9/1 - 8/31                 VALUE**
            1
                               1998 - 1999                 $ 9,669
            2
                               1997 - 1999                  10,414
            3
                               1996 - 1999                  11,230
            4
                               1995 - 1999                  11,753
            5
                               1994 - 1999                  12,726
            6
                               1993 - 1999                  12,499
            7
                               1992 - 1999                  13,744
            8
                               1991 - 1999                  15,504
            9
                               1990 - 1999                  17,315
            10
                               1989 - 1999                  18,429
            11
                               1988 - 1999                  20,089
         Lifetime              1988* - 1999                 20,277

*     From inception, 2/19/88 through 8/31/97.
**   Results assume deduction of the maximum sales charge of 4.75% from the initial purchase payment.


                  Intermediate Bond Fund of America -- Page 35

     Illustration of a $10,000 investment in IBFA with dividends reinvested
       (For the lifetime of the Fund February 19, 1988 - August 31, 1999)

                          COST OF SHARES                           VALUE OF SHARES**
                          --------------                           -----------------
  FISCAL                                    TOTAL          FROM           FROM           FROM
 YEAR END      ANNUAL       DIVIDENDS     INVESTMENT      INITIAL    CAPITAL GAINS    DIVIDENDS       TOTAL
   8/31       DIVIDENDS   (CUMULATIVE)       COST       INVESTMENT     REINVESTED     REINVESTED      VALUE
   ----       ---------   ------------       ----       ----------     ----------     ----------      -----
   1988*       $  411        $   411       $10,411        $9,207          ---          $   406       $ 9,613
   1989           885          1,296        11,296         9,187          ---            1,291        10,478
   1990         1,000          2,296        12,296         8,913          ---            2,239        11,152
   1991         1,029          3,325        13,325         9,127          ---            3,333        12,460
   1992         1,033          4,358        14,358         9,520          ---            4,534        14,054
   1993         1,022          5,380        15,380         9,760          ---            5,692        15,452
   1994         1,020          6,400        16,400         8,920           70            6,184        15,174
   1995         1,084          7,484        17,484         9,013           71            7,355        16,439
   1996         1,096          8,580        18,580         8,840           70            8,289        17,199
   1997         1,135          9,715        19,715         8,947           70            9,528        18,545
   1998         1,224         10,939        20,939         9,040           71           10,858        19,969
   1999         1,149         12,088        22,088         8,673           68           11,536        20,277


The dollar amount of capital gain distributions during the period was $75.
* From inception on February 19, 1988.
** Results assume deduction of the maximum sales charge of 4.75% from the initial purchase payment.


                  Intermediate Bond Fund of America -- Page 36

                                    APPENDIX
                    Description of Commercial Paper Ratings

MOODY'S employs the designations "Prime-1," "Prime-2" and "Prime-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.


Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


S&P ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest.


A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety.


A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.


A-2 -- Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1."





                  Intermediate Bond Fund of America -- Page 37

Intermediate Bond Fund of America
Investment Portfolio, August 31, 1999

                                                                  Principa   Market   Percent
                                                                   Amount     Value    Of Net
Bonds & Notes                                                        (000)     (000)   Assets
--------------------------------------------                      -------- --------  --------


FEDERAL AGENCY MORTGAGE PASS-THROUGH OBLIGATIONS (1)
-21.05%
Fannie Mae:
5.769% 2033 (2)                                                    $10,177 $    9,954
6.00% 2013                                                          13,167     12,529
6.50% 2013-2029                                                      9,881      9,525
7.00% 2008-2028                                                     14,558     14,363
7.50% 2009-2030                                                     13,152     13,184
8.00% 2002-2028                                                      1,981      2,013
8.282% 2002 (2)                                                      7,026      7,090
8.50% 2008-2027                                                      6,421      6,635
9.00% 2001-2022                                                      7,024      7,356
9.50% 2009-2022                                                      4,513      4,783
10.00% 2017-2025                                                    10,870     11,750
10.50% 2004-2020                                                       797        863
11.00% 2000-2020                                                     1,937      2,132
12.00% 2015-2019                                                     9,442     10,681
12.25% 2012-2013                                                     1,414      1,586
12.50% 2016-2029                                                     3,023      3,431
13.00% 2015-2028                                                     2,416      2,795
15.00% 2028                                                            896      1,06    7.91%
Fannie Mae/Government National Mortgage Assn.:
11.00% 2029                                                            728        806
11.50% 2029                                                            218        243
12.50% 2029                                                          2,110      2,394
15.00% 2029                                                            478        58       .28
Fannie Mae Grantor Trust, Series 1999-T2, Class A1,                  6,569      6,55       .43
 7.50% 2039
Freddie Mac:
6.00% 2014-2029                                                     15,805     14,960
6.50% 2014                                                          24,800     24,096
7.00% 2008                                                           2,094      2,085
8.00% 2003-2017                                                     13,140     13,460
8.50% 2008-2027                                                      6,162      6,373
8.75% 2008-2009                                                        582        596
9.00% 2028                                                           1,458      1,521
9.50% 2010-2013                                                        784        818
10.00% 2005-2019                                                     9,442     10,053
11.00% 2018                                                             46         51
12.00% 2016                                                            107        119
12.50% 2015-2019                                                       723        818
12.75% 2019                                                             28         3      4.88
Government National Mortgage Association:
6.00% 2013-2029                                                      5,404      5,113
6.50% 2013-2029                                                     23,411     22,357
7.00% 2007-2029                                                     14,814     14,425
7.50% 2022-2028                                                     19,156     19,011
8.00% 2023-2027                                                     21,078     21,344
8.50% 2007-2023                                                      9,652     10,008
9.00% 2008-2025                                                      6,387      6,720
9.50% 2009-2021                                                     10,994     11,737
10.00% 2019                                                          4,522      4,940
10.25% 2012                                                            195        209
10.50% 2019                                                             50         5      7.55
                                                                           -------------------
                                                                              323,21     21.05
                                                                           -------------------


FEDERAL AGENCY COLLATERALIZED MORTGAGE OBLIGATONS (1)
-1.71%
Fannie Mae:
Series 91-50, Class H, 7.75% 2006                                    7,000      7,085
Series 91-146, Class Z, 8.00% 2006                                   1,998      2,046
Trust D2, 11.00% 2009                                                2,144      2,315
Series 88-16, Class B, 9.50% 2018                                      309        328
Series 90-93, Class G, 5.50% 2020                                    1,610      1,530
Series 1991-78, Class PK, 8.50% 2020                                   233        232
Series 90-21, Class Z, 9.00% 2020                                    9,195      9,46      1.50
Freddie Mac:
Series 83-B, Class 3, 12.50% 2013                                       70         77
Series 1567, Class A, 5.526% 2023 (2)                                1,565      1,524
Series 2030, Class F, 5.768% 2028 (2)                                1,565      1,57       .21
                                                                           -------------------
                                                                               26,17      1.71
                                                                           -------------------
FEDERAL AGENCY OBLIGATIONS - NON-MORTGAGE  -  3.86%
Fannie Mae Notes:
4.75% 2003                                                           3,000      2,809
5.625% 2004                                                          9,000      8,651
6.00% 2008                                                          10,650     10,043
5.25% 2009                                                          10,000      8,89      1.98
FHLB Bonds, 5.625% 2001                                              3,000      2,97      1.19
Freddie Mac Notes:
5.125% 2003                                                          5,750      5,476
5.75% 2003                                                             500        488
5.125% 2008                                                         22,605     19,91      1.69
                                                                           -------------------
                                                                               59,25      3.86
                                                                           -------------------


U.S. TREASURY OBLIGATIONS  -  15.11%
6.375% January 2000                                                 12,500     12,541
13.375% August 2001                                                 16,750     19,050
10.75% February 2003                                                 5,000      5,722
10.75% May 2003                                                     10,500     12,135
5.75% August 2003                                                    1,760      1,748
11.125% August 2003                                                 12,500     14,678
7.25% May 2004                                                      37,146     39,015
7.25% August 2004                                                   13,250     13,939
7.875% November 2004                                                 4,245      4,581
11.625% November 2004                                               35,500     44,026
7.50% February 2005                                                  3,500      3,724
7.25% February 2007                                                 30,250     30,349
6.125% August 2007                                                  19,005     18,943
10.375% November 2009                                                5,000      5,881
7.125% February 2023                                                 5,250      5,68     15.11
                                                                           -------------------
                                                                              232,01     15.11
                                                                           -------------------


ASSET BACKED OBLIGATIONS (1) -  17.33%
Case Equipment Loan Trust, Series 1999-A,                            7,139      7,05       .46
 Class B, 5.90% 2005
Chase Manhattan Credit Card Master Trust,                            8,750      8,60       .56
 Series 1997-5, Class A, 6.194% 2005
ComEd Transitional Funding Trust, Transitional
 Funding Trust Note:
Series 1998, Class A-4, 5.39% 2005                                   2,000      1,920
Series 1998, Class A-5, 5.44% 2007                                   9,000      8,50       .68
EquiCredit Funding, Series 1996-A, Class A2,                         1,369      1,37       .09
 6.95% 2012
First Consumer Master Trust:
Series 1999-A, Class A, 5.80% 2005 (3)                               8,000      7,647
Series 1999-A, Class B, 6.28% 2005 (3)                               9,000      8,54      1.06
FIRSTPLUS Home Loan Owner Trust:
Series 1997-1, Class A3, 6.45% 2009                                    391        390
Series 1997-4, Class A5, 6.62% 2015                                  6,200      6,08       .42
Green Tree Financial Corp., pass-through certificates:
Series 1998-2, Class A5, 6.24% 2016                                  3,500      3,43      3.00
Series 1993-3, Class A5,  5.75% 2018                                 5,632      5,609
Series 1995-9, Class A4, 6.45% 2027                                  3,593      3,592
Series 1996-8, Class A4, 7.00% 2027                                  4,052      4,059
Series 1996-10, Class A4, 6.42% 2028                                 3,489      3,490
Series 1996-10, Class A5, 6.83% 2028                                14,000     13,742
Series 1997-6, Class A5, 6.68% 2029                                  5,000      4,995
Series 1997-6, Class A6, 6.90% 2029                                  3,000      2,987
Series 1997-6, Class A7, 7.14% 2029                                  4,250      4,214
Green Tree Home Improvement Loan Trust:
Series 1997-D, Class HIA3, 6.77% 2023                                5,000      4,997
Series 1997-C, Class HIA2, 6.46% 2028                                   51         5       .33
Green Tree Recreational, Equipment & Consumer Trust,                 8,000      7,93       .52
 Series 1999-A, Class A6, 6.84% 2029
Greenpoint Manufactured Housing, Series 1999-2,                      4,250      4,16       .27
 Class A2, 5.84% 2030
Health Care Securitization Program, Series 1999-3,                  18,750     18,56      1.21
 Class A, 7.05% 2003 (3)
Honda Auto Lease Trust, Asset Backed Notes, Series                   5,000      4,97       .32
 1999-A, Class C, 6.90% 2005
LML Auto Lease Securitization, Series 1999-A,                       17,738     17,59      1.15
 Class A, 6.45% 2004 (3)
Mission State Fund, LLC, Class A1 6.19% 07-15-03 (3)                 5,875      5,79       .38
The Money Store Home Equity Trust:
Series 1996-B, Class A14, 7.35% 2012                                 5,000      4,994
Series 1994-D, Class A5, 8.925% 2022                                 9,621      9,90       .97
Nebhelp Trust, Student Loan Interest Margin Securities,             18,577     18,34      1.20
 Series 1998-1, Class A, 6.68% 2016 (3)
PECO Energy Co., Series 1999-A, Class A2, 5.63% 2005                 2,500      2,42       .16
PP&L Transition Bond Co. LLC:
Series 1999-1, Class A5, 6.83% 2007                                 11,250     11,211
Series 1999-1, Class A8, 7.15% 2009                                 23,000     22,88      2.22
Puerto Rico Public Financing Corp., Series 1, Class A,              17,969     17,44      1.14
 6.15% 2008
Rental Car Finance Corp., Series 1999-1, Class C,                    2,000      1,89       .12
 6.50% 2007 (3)
Student Loan Funding LLC, Series 1998-B, Class B3,                  13,500     12,72       .83
 6.25% 2019 (3)
Triad Auto Receivables Owner Trust, Series 1999-1,                   4,000      3,93       .26
 Class A2, 6.09% 2005
                                                                           -------------------
                                                                              266,08     17.33
                                                                           -------------------

COMMERCIAL MORTGAGE-BACKED SECURITIES (1) -   15.96%
Asset Securitization Corp., Series 1997-D5,                        171,754     15,61      1.02
 Class A-PS1, interest only, 1.59% 2043 (2),(4)
Bear Stearns Commercial Mortgage Securities Inc.:
Series 1998-C1, Class A1, 6.34% 2030                                 5,499      5,323
Series 1999-C1, Class X, interest only, 2031 (2)                    92,865      6,31       .76
Chase Commercial Mortgage Securities Corp.:
Series 1996-1, Class A1, 7.60% 2005                                  1,620      1,651
Series 1997-1, Class A1, 7.27% 2029 (4)                              3,200      3,230
Series 1998-1, Class A1, 6.34% 2030                                  6,419      6,253
Series 1998-2, Class A2, 6.39% 2030 (4)                             26,000     24,39      2.31
Commercial Mortgage Acceptance Corp.:
Series 1998-C1, Class A1, 6.23% 2007                                 2,317      2,24       .41
Series 1998-C2, Class A1, 5.80% 2030 (4)                             4,199      4,046
CS First Boston Mortgage Securities Corp.,                          12,744     12,34       .80
 Series 1998-C1, Class A1A, 6.26% 2040
Deutsche Mortgage & Asset Receiving Corp.,                          12,909     12,35       .80
 Series 1998-C1, Class A1,  6.22% 2031
DLJ Mortgage Acceptance Corp.:
Series 1997-CF1, Class A1A, 7.40% 2006 (3)                           6,022      6,071
Series 1995-CF2, Class A1B, 6.85% 2027 (3)                          10,000      9,931
Series 1996-CF1, Class A1A, 7.28% 2028                               2,190      2,200
Series 1998-CF2, Class A1B, 6.24% 2031                               7,250      6,739
Series 1998-CF2, Class A3, 6.65% 2031                                5,250      4,873
Series 1998-CF2, Class A4, 6.90% 2031                                3,250      3,02      2.14
Freddie Mac Loan Receivables Trust, Series 1998-A,                   8,000      7,47       .49
 Class A3, 6.69% 2020 (3)
GMAC Commercial Mortgage Securities, Inc.,                          13,955     13,94       .91
 Series 1996-C1, Class A2A, 6.79% 2028
GS Mortgage Securities Corp. II, Series 1999-GSFL II,               10,000      9,97       .65
 Class D, 6.257% 2027 (2),(3),(4)
J.P. Morgan Commercial Mortgage Finance Corp.:
Series 1995-C1, Class A2, 7.416% 2010 (2)                           18,155     18,153
Series 1997-C4, Class A1, 6.939% 2028                                  127        12      1.19
LB Commerical Mortgage Trust, Series 1998-C1,                        1,563      1,52       .10
 Class A1, 6.33% 2030
Merrill Lynch Mortgage Investors, Inc.:
Series 1995-C2, Class A1, 7.129% 2021 (2)                            2,983      2,979
Series 1995-C3, Class A2, 6.819% 2025 (2)                            5,180      5,132
Series 1995-C3, Class A3, 7.059% 2025 (2)                            1,500      1,483
Series 1997-C1, Class A1, 6.95% 2029 (2)                            12,648     12,658
Series 1998-C3, Class A1, 5.65% 2030                                 6,235      5,90      1.83
Mortgage Capital Funding, Inc., Series 1998-MC1,                    12,871     12,53       .82
 Class A1 6.417% 2030
Nomura Asset Securities Corp., Series 1998-D6,                       8,995      8,74       .57
 Class AA1, 6.28% 2030 (2)
Prudential Securities Secured Financing Corp.,                       2,000      1,85       .12
 Series 1999-NRF1, Class C, 6.746% 2009
Security National Mortgage Loan Trust, Series 1999-1,                7,619      7,56       .49
 Class B, 9.858% 2030 (3)
SMA Finance Co., Inc., Series 1998-C1, Class A1,                     8,493      8,30       .54
 6.27% 2032 (3)
                                                                           -------------------
                                                                              244,95     15.96
                                                                           -------------------


COLLATERALIZED MORTGAGE OBLIGATIONS
 (PRIVATELY ORIGINATED)(1) - 6.65%
Chase Manhattan Bank, NA, Series 1993-I, Class 2A5,                  1,801      1,80       .12
 7.25% 2024
First Nationwide, Series 1999-2, Class 1PA1, 6.50% 2029              7,002      6,67       .44
Morgan Stanley Capital I Inc.:
Series 1995-GA1, Class A1, 7.00% 2002 (3)                            1,725      1,731
Series 1998-HF1, Class A1, 6.19% 2007 (2)                            7,014      6,753
Series 1998-HF2, Class A1, 6.01% 2030                                4,750      4,541
Series 1998-WF1, Class A1, 6.25% 2030                               12,133     11,696
Series 1998-WF2, Class A1, 6.34% 2030 (2)                            6,487      6,260
Series 1998-HF2, Class A2, 6.48% 2030                                6,000      5,685
Series 1999-FNV1, Class D, 7.03% 2032                                4,000      3,76      2.63
Paine Webber CMO, Series O, Class 5, 9.50% 2019                      2,566      2,68       .17
Residential Accredit Loans, Inc., Series 1997-QS12,                  3,000      2,97       .19
 Class A4,  6.875% 2027 (2)
Residential Funding Mortgage Securities I, Inc.,                     1,981      1,84       .12
 Series 1998-S17, Class M1, 6.75% 2028
Structured Asset Securities Corp.:
Series 1998-RF2, Class A, 8.582% 2022 (2),(3)                       15,308     15,413
Series 1998-RF1, Class A,  8.694% 2027 (2),(3)                      17,168     17,474
Series 1999-BC1, Class M2, 6.464% 2029 (2)                           7,500      7,51      2.63
Structured Asset Notes Transaction, Ltd.,                            5,435      5,39       .35
 Series 1996-A, Class A1, 7.156% 2003 (3)
                                                                           -------------------
                                                                              102,21      6.65
                                                                           -------------------
FINANCIAL SERVICES  -  5.78%
ABN AMRO Bank N.V. 7.55% 2006                                        3,000      3,04       .20
Associates Corp. of North America 6.45% 2001                         7,000      6,97       .45
BankAmerica Corp.:
6.65% 2001                                                           3,000      3,005
5.875% 2009                                                          3,175      2,81       .38
Barclays North American Capital Corp. 9.75% 2021                     7,230      7,80       .51
Beverly Finance Corp. 8.36% 2004 (3)                                10,000     10,30       .67
DBS Bank Ltd. 7.875% 2009 (3)                                        3,000      2,97       .19
Ford Motor Credit Co.:
5.75% 2004                                                           9,000      8,552
6.70% 2004                                                           7,375      7,25      1.03
General Electric Capital Corp. 8.375% 2001                           1,500      1,54       .10
General Motors Acceptance Corp.:
6.75% 2002                                                           3,000      2,995
6.85% 2004                                                          12,000     11,89       .97
Household Finance Corp. 6.00% 2004                                   4,000      3,81       .25
Ikon Capital Inc. 6.33% 2000                                         2,500      2,50       .16
Lend Lease (US) Finance Inc. 6.75% 2005                              5,000      4,84       .32
NationsBank Corp. 6.125% 2004                                        3,000      2,88       .19
Toyota Credit Canada 6.625% 2002                                     3,000      3,00       .20
Toyota Motor Credit Corp. 6.125% 2000                                2,495      2,49       .16
                                                                           -------------------
                                                                               88,70      5.78
                                                                           -------------------
INDUSTRIAL & SERVICE -  3.70%
Carnival Corp. 7.70% 2004                                            2,000      2,04       .14
Cox Radio, Inc. 6.375% 2005                                          3,500      3,30       .22
McKesson Corp. 6.30% 2005                                            2,000      1,78       .12
McKesson Finance of Canada 6.55% 2002 (3)                            3,200      3,07       .20
Oil Enterprises Ltd. 6.239% 2008 (3)                                 9,652      9,24       .60
Pacificorp Australia LLC  6.15% 2008 (3)                            10,000      9,09       .59
Pemex Finance Ltd. 5.72% 2003 (3)                                    5,000      4,89       .32
Philip Morris Companies Inc. 8.250% 2003                             1,500      1,55       .10
R.P. Scherer International Corp. 6.75% 2004                          4,325      4,24       .28
Sears Roebuck Acceptance Corp. 6.90% 2003                            3,000      3,00       .20
Sears Roebuck and Co. 8.51% 2001                                     1,000      1,03       .07
Sony Corp. 6.125% 2003                                               8,500      8,36       .54
Sotheby's Holdings, Inc. 6.875% 2009                                 1,000        91       .06
Wal-Mart Stores, Inc. 5.65% 2000                                     4,000      3,99       .26
                                                                           -------------------
                                                                               56,56      3.70
                                                                           -------------------



TRANSPORTATION  -  2.53%
Continental Airlines:
Series 1998-3, Class C1, 7.08% 2004                                  6,999      6,642
Series 1999-2, Class C2, 7.434% 2004 (1),(2)                         4,000      3,976
Series 1998-2, Class A, 6.41% 2007                                  18,780     18,043
Series 1996-2, Class A, 7.75% 2016 (1),(4)                           1,256      1,23      1.95
Jet Equipment Trust, Series 1995-B, Class A,                         9,003      8,89       .58
 7.63% 2015 (2012) (1),(3),(4)
                                                                           -------------------
                                                                               38,79      2.53
                                                                           -------------------


UTILITIES  -  1.07%
AT&T Corp. 5.625% 2004                                               3,000      2,86       .19
National Rural Utilities Cooperative Finance Corp.:
5.30% 2003                                                           3,205      3,03       .50
5.50% 2005                                                           5,000      4,690
Texas Utilities Co., Series A, 6.20% 2002                            6,000      5,89       .38
                                                                           -------------------
                                                                               16,48      1.07
                                                                           -------------------



GOVERNMENTS (EXCLUDING U.S.) & GOVERNMENT AUTHORITIES
-0.97%
Canadian Government 6.125% 2002                                      2,000      1,98       .13
KfW International Finance Inc. 7.625% 2004                           2,500      2,58       .17
Ontario (Province of):
7.75% 2002                                                           4,000      4,109
7.375% 2003                                                          2,500      2,55       .43
Victoria (Territory of) Public Authorities Finance                   3,500      3,63       .24
 Agency, 8.45% 2001
                                                                           -------------------
                                                                               14,86       .97
                                                                           -------------------


TAXABLE MUNICIPAL BONDS -  0.68%
California Maritime Infrastructure Authority                        11,000     10,48       .68
 6.63% 2009 (3)
                                                                           -------------------
                                                                               10,48       .68

DEVELOPMENT AUTHORITIES  -  0.19%
Corporacion Andina de Fomento 7.75% 2004                             3,000      2,96       .19
                                                                           -------------------
                                                                                2,96       .19
                                                                           -------------------
TOTAL BONDS & NOTES (cost: $1,522,929,000)                                  1,482,77     96.59

Short-Term Securities
--------------------------------------------

COMMERCIAL PAPER  -  2.68%
Associates Corp. of North America 5.53% due 9/1/99                  21,360     21,35      1.39
Pfizer Inc. 5.18% due 9/17/99                                        9,800      9,77       .64
President and Fellows of Harvard College:
5.20% due 9/13/99                                                    6,000      5,989
5.20% due 9/16/99                                                    4,000      3,99       .65
                                                                           -------------------
Total Short-Term Securities (cost: $41,113,000)                                41,11      2.68
                                                                           -------------------
Total Investment Securities (cost: $1,564,042,000)                          1,523,89     99.27

                                                                           -------------------
Excess of cash and receivables over payables                                   11,25       .73
                                                                           --------- ----------
NET ASSETS                                                                  1,535,14   100.00%
                                                                           ========= ==========
(1)Pass-through securies backed by a pool of
mortgages or other loans on which principal
payments are periodically made.  Therefore, the
effective maturities are shorter than the stated maturities.

(2)Coupon rate may change periodically.

(3) Purchased in a private placement transaction;
resale may be limited to qualified institutional buyers;
resale to the public may require registration.

(4) Valued in the market on the basis of its effective maturity - that is, the date at which the security is expected to be called or refunded by the issuer or the date at which the investor can put the security to the issuer for redemption. Effective maturity date is shown in parentheses.



See Notes to Financial Statements


Intermediate Bond Fund of America
Financial Statements
----------------------------------------                       ------------ -----------
Statement of Assets and Liabilities
at August 31, 1999                                              (dollars in  thousands)
----------------------------------------                       ------------ -----------
Assets:
Investment securities at market
 (cost:  $1,564,042)                                                         $1,523,890
Cash                                                                                145
Receivables for-
 Sales of investments                                                 $ 746
 Sales of fund's shares                                               5,009
 Accrued interest                                                    13,346      19,101
                                                               ------------ -----------
                                                                              1,543,136
Liabilities:
Payables for-
 Purchases of investments                                             2,175
 Repurchases of fund's shares                                         3,840
 Dividends payable                                                      683
 Management services                                                    495
 Other                                                                  799       7,992
                                                               ------------ -----------
Net Assets at August 31, 1999
Equivalent to $13.01 per share on 117,982,506 shares
 of beneficial interest issued and outstanding;
 unlimited shares authorized                                                 $1,535,144
                                                                              =========

Statement of Operations
for the year ended August 31, 1999                              (dollars in  thousands)
                                                               ------------ -----------
Investment Income:
Income:
 Interest                                                                     $ 100,232

Expenses:
 Management services fee                                            $ 5,863
 Distribution expenses                                                4,671
 Transfer agent fee                                                     961
 Reports to shareholders                                                110
 Registration statement and prospectus                                  132
 Postage, stationery and supplies                                       182
 Trustees' fees                                                          26
 Auditing and legal fees                                                 45
 Custodian fee                                                           30
 Taxes other than federal income tax                                     17
 Other expenses                                                          51
                                                               ------------
  Total expenses before reimbursement                                12,088
 Reimbursement of expenses                                              471      11,617
 Net investment income                                         ------------ -----------
                                                                                 88,615
Realized Loss and Unrealized Depreciation                                   -----------
 on Investments:
Net realized loss                                                                (4,010)
Net unrealized depreciation on investments:
 Beginning of year                                                   20,879
 End of year                                                        (40,152)
                                                               ------------
  Net unrealized depreciation on investments                                    (61,031)
                                                                            -----------
 Net realized loss and unrealized depreciation
  on investments                                                                (65,041)
                                                                            -----------
Net Increase in Net Assets Resulting
 from Operations                                                                $23,574
                                                                            ===========

Statement of Changes in Net Assets                              (dollars in  thousands)
----------------------------------------                     --------------------------
                                                             For year ended For year ended
                                                                  August 31   August 31
                                                                       1999        1998
Operations:                                                  --------------- ----------
Net investment income                                            $   88,615  $   82,968
Net realized gain (loss) on investments                              (4,010)      2,961
Net unrealized appreciation (depreciation) on investments           (61,031)     14,795
                                                             --------------------------
 Net increase in net assets
  resulting from operations                                          23,574     100,724
                                                             --------------------------


 Dividends Paid From Net Investment Income                          (88,570)    (86,313)
                                                             --------------------------
Capital Share Transactions:
Proceeds from shares sold:
 60,775,441 and 49,876,745 shares, respectively                     815,044     672,768
Proceeds from shares issued in
 reinvestment of net investment income
 dividends: 5,369,952 and 4,954,203 shares,
 respectively                                                        71,711      66,762
Cost of shares repurchased: 55,761,176 and
 46,961,620 shares, respectively                                   (745,398)   (633,193)
                                                             --------------------------
 Net increase in net assets resulting
  from capital share transactions                                   141,357     106,337
                                                             --------------------------
Total Increase in Net Assets                                         76,361     120,748

Net Assets:
Beginning of year                                                 1,458,783   1,338,035
                                                             --------------------------
End of year (including undistributed
 net investment income of $572 and
 $527, respectively)                                             $1,535,144  $1,458,783
                                                              =============   =========


See Notes to Financial Statements


               Notes to Financial Statements
1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
     ORGANIZATION - Intermediate Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income, consistent with preservation of capital, within certain guidelines for quality and maturity.

     SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on securities purchased are amortized daily over the expected life of the security.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2.   FEDERAL INCOME TAXATION

     The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

     As of August 31, 1999, net unrealized depreciation on investments for book and federal income tax purposes aggregated $40,152,000, of which $4,058,000 related to appreciated securities and $44,209,000 related to depreciated securities. There was no difference between book and tax realized losses on securities transactions for the year ended August 31, 1999. During the year ended August 31, 1999, the fund realized, on a tax basis, a net capital loss of $4,010,000 on securities transactions. The fund had available at August 31, 1999 a net capital loss carryforward totaling $93,411,000 which may be used to offset capital gains realized during subsequent years through 2005 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions from capital gains while a capital loss carryforward remains. In addition, the fund has deferred, for tax purposes, to fiscal year ending August 31, 2000, the recognition of capital losses totaling $1,513,000 which were realized during the period November 1, 1998 through August 31, 1999. The cost of portfolio securities for book and federal income tax purposes was $1,564,042,000 at August 31, 1999.

3.   FEES AND TRANSACTIONS WITH RELATED PARTIES

     INVESTMENT ADVISORY FEE - The fee of $5,863,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million but not exceeding $1 billion; 0.18% of such assets in excess of $1 billion but not exceeding $3 billion; and 0.16% of such assets in excess of $3 billion; plus 3.00% on the first $3,333,333 of the fund's monthly gross investment income (asset-based); and 2.50% of such income in excess of $3,333,333 but not exceeding $8,333,333; and 2.00% of such income in excess of $8,333,333 (income-based). During the year, CRMC reduced the management fees by $471,000 to reimburse the fund for certain distribution expenses.

     DISTRIBUTION EXPENSES -   Pursuant to a Plan of Distribution, the fund may
expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended August 31, 1999, distribution expenses under the Plan were limited to $4,671,000. Had no limitation been in effect, the fund would have paid $5,086,000 in distribution expenses under the Plan. As of August 31, 1999, accrued and unpaid distribution expenses were $722,000

     American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $1,880,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

     TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $961,000.

     DEFERRED TRUSTEES FEES -   Trustees who are unaffiliated with CRMC may
elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of August 31, 1999, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993) net of any payments to Trustees, were $74,000.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4.    INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

     The fund made purchases and sales of investment securities, excluding short-term securities of $1,231,000 and $1,047,000, respectively, during the year ended August 31, 1999.

     As of August 31, 1999, accumulated net realized loss on investments was $93,411,000 and additional paid-in capital was $1,668,135,000.

     Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $30,000 includes $34,000 that was paid by these credits rather than in cash.

Per-Share Data and Ratios
                                                                 Year Ended August 31
                                                            1999       1998    1997

Net Asset Value, Beginning of Year                        $13.56    $13.42  $13.26
                                                       ------------------------------
 Income From Investment Operations:
  Net investment income                                      .76       .83     .86
  Net gains or losses on securities (both
   realized and unrealized)                                 (.55)      .17     .15
                                                       ------------------------------
   Total from investment operations                          .21      1.00    1.01
                                                       -----------------------------
 Less Distributions:
  Dividends (from net investment income)                    (.76)     (.86)   (.85)
                                                       -----------------------------
   Total distributions                                      (.76)     (.86)   (.85)
                                                       -----------------------------
Net Asset Value, End of Year                              $13.01    $13.56  $13.42
                                                       ============================

Total Return (1)                                            1.54%     7.68%   7.83%

Ratios/Supplemental Data:
 Net assets, end of year(in millions)                     $1,535    $1,459  $1,338
 Ratio of expenses to average net assets                .75% (2)  .76% (2)    .82%
 Ratio of net income to average net assets                  5.69%     6.09%   6.40%
 Portfolio turnover rate                                   70.19%    79.19%  41.55%



                                                             1996      1995   1994

Net Asset Value, Beginning of Year                        $13.52    $13.38  $14.64
                                                       ------------------- ---------
 Income From Investment Operations:
  Net investment income                                      .88       .93     .95
  Net gains or losses on securities (both
   realized and unrealized)                                 (.27)      .13   (1.20)
                                                       ------------------- ---------
   Total from investment operations                          .61      1.06    (.25)
                                                       ------------------- ---------
 Less Distributions:
  Dividends (from net investment income)                    (.87)     (.92)   (.94)
                                                       ------------------- ---------
   Total distributions                                      (.87)     (.92)   (.94)
                                                       ------------------- ---------
Net Asset Value, End of Year                              $13.26    $13.52  $13.45
                                                        ========   ======= =======

Total Return (1)                                            4.63%     8.33%(1.80%)

Ratios/Supplemental Data:
 Net assets, end of year(in millions)                     $1,429    $1,501  $1,626
 Ratio of expenses to average net assets                    .80%      .78%    .83%
 Ratio of net income to average net assets                  6.53%     6.96%   6.79%
 Portfolio turnover rate                                   48.25%    71.91%  52.94%



(1)  Excludes maximum sales charge of 4.75%.
(2) Had CRMC not waived management services fees, the fund's expense ratio would have been .78% for the fiscal year ended August 31, 1999 and .79% for the fiscal year ended August 31, 1998.


Independent Auditors' Report
To the Board of Trustees and Shareholders of Intermediate Bond Fund of America:

     We have audited the accompanying statement of assets and liabilities of Intermediate Bond Fund of America (the "fund"), including investment portfolio, as of August 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended. These financial statements and per-share data and ratios are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of Intermediate Bond Fund of America at August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Los Angeles, California
September 30, 1999

Tax Information (Unaudited)

Certain states may exempt from income taxation a portion of the dividends paid from net investment income if derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 20% of the dividends paid by the fund from net investment income was derived from interest on direct U.S. Treasury obligations.

Dividends received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement trusts may need this information for their annual information reporting.

Since the amounts above are reported for the fiscal year and not a calendar year, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in January 2000 to determine the calendar year amounts to be included on their respective 1999 tax returns. Shareholders should consult their tax advisers.

                                    PART C
                              OTHER INFORMATION
                       INTERMEDIATE BOND FUND OF AMERICA

ITEM 23. EXHIBITS

(a) Previously filed (see Post-Effective Amendment No. 14 filed on 10/28/97)
(b) Previously filed (see Post-Effective Amendment No. 14 filed on 10/28/97)
(c) Previously filed (see Post-Effective Amendment No. 14 filed on 10/28/97)
(d) Previously filed (see Post-Effective Amendment No. 14 filed on 10/28/97)
(e) Previously filed (see Post-Effective Amendment No. 14 filed on 10/28/97)
(f) None
(g) Foreign Custody Manager Agreement
(h) None
(i) Not applicable to this filing
(j) Consent of independent auditors
(k) None
(l) Previously filed (see Post-Effective Amendment No. 14 filed on 10/28/97)
(m) Previously filed (see Post-Effective Amendment No. 14 filed on 10/28/97)
(n) None
(o) None
(p) Code of Ethics

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  None

ITEM 25. INDEMNIFICATION

  Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and Insurance Company which insures its officers and Trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

  Article VI of the Trust's By-Laws states:

 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

 (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

    (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in the circumstances because such person has met the applicable standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; and any determination so made shall be conclusive.

 (e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested trustees or independent legal counsel.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

 (h) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

 (i) The Trust shall have the power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  None

ITEM 27. PRINCIPAL UNDERWRITERS

  (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)    (1)                                      (2)                              (3)



       NAME AND PRINCIPAL                       POSITIONS AND OFFICES            POSITIONS AND OFFICES

       BUSINESS ADDRESS                         WITH UNDERWRITER                 WITH REGISTRANT



       David L. Abzug                           Regional Vice President          None

       27304 Park Vista Road

       Agoura Hills, CA 91301



       John A. Agar                             Vice President                   None

       #61 Point West Circle

       Little Rock, AR 72211



       Robert B. Aprison                        Vice President                   None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                       Vice President                   None



       Steven L. Barnes                         Senior Vice President            None

       5400 Mount Meeker Road, Suite 1

       Boulder, CO  80301-3508



B      Carl R. Bauer                            Assistant Vice President         None



       Michelle A. Bergeron                     Senior Vice President            None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.                      Regional Vice President          None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                          Senior Vice President            None

       148 E. Shore Ave.

       Groton Long Point, CT 06340



       John A. Blanchard                        Vice President                   None

       6421 Aberdeen Road

       Mission Hills, KS  66208



       Ian B. Bodell                            Senior Vice President            None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                        Senior Vice President            None

       2320 North Austin Avenue

       Georgetown, TX  78626



       Alan Brown                               Regional Vice President          None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                           Vice President                   None



       Brian C. Casey                           Regional Vice President          None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                        Senior Vice President            None

       609 W. Littleton Blvd., Suite 310

       Greenwood Village, CO  80120



       Christopher J. Cassin                    Senior Vice President            None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                         Vice President                   None

       1301 Stoney Creek Drive

       San Ramon, CA  94538



L      Larry P. Clemmensen                      Director                         None



L      Kevin G. Clifford                        Director, President and Co-Chief    None

                                                Executive Officer



       Ruth M. Collier                          Senior Vice President            None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                          Assistant Vice President         None



       Thomas E. Cournoyer                      Vice President                   None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell                     Senior Vice President            None

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



L      Carl D. Cutting                          Vice President                   None



       Daniel J. Delianedis                     Regional Vice President          None

       8689 Braxton Drive

       Eden Prairie, MN  55347



       Michael A. Dilella                       Vice President                   None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                          Senior Vice President            None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                            Senior Vice President            None

       633 Menlo Avenue, Suite 210

       Menlo Park, CA  94025



       Peter J. Doran                           Director, Senior Vice            None
                                                President

       Suite 216W

       100 Merrick Road

       Rockville Centre, NY 11570



L      Michael J. Downer                        Secretary                        Vice President



       Robert W. Durbin                         Vice President                   None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                         Senior Vice President            None



L      Paul H. Fieberg                          Senior Vice President            None



       John Fodor                                Vice President                  None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick                          Regional Vice President          None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner                         Senior Vice President            None

       Route 2, Box 3162

       Osage Beach, MO  65065



B      Evelyn K. Glassford                      Vice President                   None



       Jeffrey J. Greiner                       Vice President                   None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                       Director                         Chairman of the Board



B      Mariellen Hamann                         Assistant Vice President         None



       David E. Harper                          Senior Vice President            None

       150 Old Franklin School Road

       Pittstown, NJ 08867



       Ronald R. Hulsey                         Vice President                   None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish                          Regional Vice President          None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston                      Director                         None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                         Vice President                   None



       Arthur J. Levine                         Senior Vice President            None

       12558 Highlands Place

       Fishers, IN  46038



B      Karl A. Lewis                            Assistant Vice President         None



       T. Blake Liberty                         Regional Vice President          None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                             Regional Vice President          None

       5570 Beechwood Terrace

       West Des Moines, IA 50266



L      Lorin E. Liesy                           Assistant Vice President         None



L      Susan G. Lindgren                        Vice President -                 None
                                                Institutional

                                                Investment Services



LW     Robert W. Lovelace                       Director                         None



       Stephen A. Malbasa                       Vice President                   None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                         Senior Vice President            None

       5241 South Race Street

       Littleton, CO  80121



L      J. Clifton Massar                        Director, Senior Vice            None
                                                President



L      E. Lee McClennahan                       Senior Vice President            None



S      John V. McLaughlin                       Senior Vice President            None



       Terry W. McNabb                          Vice President                   None

       2002 Barrett Station Road

       St. Louis, MO  63131



L      R. William Melinat                       Vice President -                 None
                                                Institutional

                                                Investment Services



       David R. Murray                          Vice President                   None

       60 Briant Drive

       Sudbury, MA  01776



       Stephen S. Nelson                        Vice President                   None

       P.O. Box 470528

       Charlotte, NC  28247-0528



       William E. Noe                           Regional Vice President          None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus                           Vice President                   None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                            Vice President                   None

       62 Park Drive

       Glenview, IL  60025



       Samuel W. Perry                          Regional Vice President          None

       6133 Calle del Paisano

       Scottsdale, AZ 85251



       Fredric Phillips                         Senior Vice President            None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                      Assistant Vice President         None



       Carl S. Platou                           Vice President                   None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



L      John O. Post                             Senior Vice President            None



S      Richard P. Prior                         Assistant Vice President         None



       Steven J. Reitman                        Senior Vice President            None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                         Vice President                   None

       P.O. Box 472245

       Charlotte, NC  28247



       George S. Ross                           Senior Vice President            None

       55 Madison Avenue

       Morristown, NJ  07962



L      Julie D. Roth                            Vice President                   None



L      James F. Rothenberg                      Director                         None



       Douglas F. Rowe                          Vice President                   None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey                     Regional Vice President          None

       9417 Beverlywood Street

       Los Angeles, CA  90034



       Dean B. Rydquist                         Senior Vice President            None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                        Senior Vice President            None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Joseph D. Scarpitti                      Vice President                   None

       31465 St. Andrews

       Westlake, OH  44145



L      R. Michael Shanahan                      Director                         None



       David W. Short                           Chairman of the Board and        None

       1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer

       Pittsburgh, PA 15238



       William P. Simon                         Senior Vice President            None

       912 Castlehill Lane

       Devon, PA 19333



L      John C. Smith                            Assistant Vice President -       None

                                                Institutional Investment Services



       Rodney G. Smith                          Vice President                   None

       100 N. Central Expressway

       Suite 1214

       Richardson, TX  75080



       Anthony L. Soave                         Regional Vice President          None

       8831 Morning Mist Drive

       Clarkston, MI 48348



       Nicholas D. Spadaccini                   Regional Vice President          None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo                     Assistant Vice President         None



       Daniel S. Spradling                      Senior Vice President            None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



LW     Eric H. Stern                            Director                         None



B      Max D. Stites                            Vice President                   None



       Thomas A. Stout                          Regional Vice President          None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                        Vice President                   None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri                     Senior Vice President            None

       31641 Saddletree Drive

       Westlake Village, CA  91361



L      Drew W. Taylor                           Assistant Vice President         None



S      James P. Toomey                          Vice President                   None



I      Christopher E. Trede                     Vice President                   None



       George F. Truesdail                      Vice President                   None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith                     Vice President                   None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                           Regional Vice President          None

       7 Gladstone Lane

       Laguna Niguel, CA 92677



       Thomas E. Warren                         Regional Vice President          None

       119 Faubel Street

       Sarasota, FL  34242



L      J. Kelly Webb                            Senior Vice President,           None

                                                Treasurer and Controller



       Gregory J. Weimer                        Vice President                   None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                         Director                         None



       George Wenzel                            Regional Vice President          None

       3406 Shakespeare Drive

       Troy, MI 48084



       Timothy J. Wilson                        Vice President                   None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                        Vice President                   None



H      Marshall D. Wingo                        Director, Senior Vice            None
                                                President



L      Robert L. Winston                        Director, Senior Vice            None
                                                President



       William R. Yost                          Vice President                   None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Janet M. Young                           Regional Vice President          None

       1616 Vermont

       Houston, TX  77006



       Scott D. Zambon                          Regional Vice President          None

       2887 Player Lane

       Tustin Ranch, CA  92782


__________
L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York 10081.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30.  UNDERTAKINGS

 n/a

                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 28th day of October, 1999.

INTERMEDIATE BOND FUND OF AMERICA

By  /s/  Paul G. Haaga, Jr.
    (Paul G. Haaga, Jr., Chairman of the Board)

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on October 28, 1999, by the following persons in the capacities indicated.

         Signature                                      Title



(1)      Principal Executive Officer:



         /s/ John H. Smet                               President

            (John H. Smet)



(2)      Principal Financial Officer and Principal Accounting
         Officer:



         /s/ Anthony W. Hynes, Jr.                      Treasurer

            (Anthony W. Hynes, Jr.)



(3)      Trustees:



         Richard G. Capen, Jr.*/1/                      Trustee

         H. Frederick Christie*                         Trustee
         Don R. Conlan*                                 Trustee
         Diane C. Creel*                                Trustee

         Martin Fenton, Jr.*                            Trustee
         Leonard R. Fuller*                             Trustee



         /s/ Abner D. Goldstine                         Vice Chairman and
            (Abner D. Goldstine)                        Trustee



         /s/ Paul G. Haaga, Jr.                         Chairman of the
         (Paul G. Haaga, Jr.                            Board



         Richard G. Newman*                             Trustee

         Frank M. Sanchez*/1/


/1/ POWER OF ATTORNEY ATTACHED HERETO.

*By  /s/ Julie F. Williams
 Julie F. Williams, Attorney-in-Fact

  Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).
       /s/ Michael J. Downer
       (Michael J. Downer)

                               POWER OF ATTORNEY

  I, Frank M. Sanchez, the undersigned Trustee of Intermediate Bond Fund of America, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of Intermediate Bond Fund of America do hereby constitute and appoint Michael J. Downer, Paul G. Haaga, Jr., Anthony W. Hynes, Jr., Todd
L. Miller, Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of Intermediate Bond Fund of America, File No. 33-19514, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

  EXECUTED at Los Angeles, California, this 28th day of October, 1999.

      /s/ Frank M. Sanchez
      Frank M. Sanchez, Trustee

                               POWER OF ATTORNEY

  I, Richard G. Capen, the undersigned Trustee of Intermediate Bond Fund of America, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of Intermediate Bond Fund of America do hereby constitute and appoint Michael J. Downer, Paul G. Haaga, Jr., Anthony W. Hynes, Jr., Todd
L. Miller, Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of Intermediate Bond Fund of America, File No. 33-19514, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

  EXECUTED at Los Angeles, California, this 28th day of October, 1999.

      /s/ Richard G. Capen, Jr.
      Richard G. Capen, Jr., Trustee